[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2005

Date of reporting period:	September 30, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments September 30, 2005 (unaudited)

PRINCIPAL		ANNUALIZED YIELD
AMOUNT IN		ON DATE OF
THOUSANDS	DESCRIPTION	PURCHASE		MATURITY

	Commercial Paper (76.5%)
	Asset-Backed - Auto (14.2%)
$12,000	DRAC Owner Trust A1	3.76 - 3.79%	10/12/05 - 10/19/05	$11,981,041
11,000	FCAR Owner Trust	3.62 - 3.64	10/05/05 - 10/06/05	10,994,989
12,000	New Center Asset Trust Series A1	3.77	10/21/05 - 10/31/05	11,968,717
				34,944,747

	Asset-Backed - Mortgage (5.1%)
12,480	Mortgage Interest Networking Trust	3.74 - 3.75	10/07/05 - 10/18/05	12,465,375

	Banking (4.6%)
4,200	Citigroup Funding Inc.	3.64	10/04/05	4,198,733
7,135	JP Morgan Chase & Co.	3.75	10/27/05	7,115,728
				11,314,461

	Finance - Automotive (5.8%)
8,230	American Honda Finance Corp.	3.66	10/24/05	8,210,913
6,000	Toyota Motor Credit Corp.	3.71	10/17/05	5,990,134
				14,201,047

	Finance - Consumer (4.0%)
9,900	HSBC Finance Corp.	3.76	10/28/05	9,872,156

	Finance - Corporate (2.9%)
7,180	CIT Group, Inc.	3.82	11/16/05	7,145,137

	Financial Conglomerates (2.2%)
5,285	General Electric Capital Corp.	3.56	12/14/05	5,246,977

	International Banks (37.7%)
10,000	Banque Generale du Luxembourg	4.04	01/06/06	9,892,492
12,100	Barclays U.S. Funding Corp.	3.71 - 3.78	10/13/05 - 10/26/05	12,076,779
4,200	BNP Paribas Finance, Inc.	3.87	12/12/05	4,167,828
1,350	Danske Corp.	3.67	10/31/05	1,345,894
7,000	Deutsche Bank Financial LLC	3.51	10/11/05	6,993,243
11,600	DnB NOR Bank A.S.A.	3.53 - 3.73	10/03/05 - 11/17/05	11,583,047
3,400	HBOS Treasury Services plc	3.77	10/25/05	3,391,477
10,900	ING (U.S.) Funding LLC	3.70	10/26/05	10,872,144
7,000	Natexis Banques Populaires U.S. Finance Co. LLC	3.49	11/14/05	6,970,612
4,950	Nordea North America Inc.	3.83	11/22/05	4,922,758
7,850	Rabobank USA Financial Corp.	3.87	10/03/05	7,848,312
4,500	Sanpaolo IMI U.S. Financial Co.	3.62	10/03/05	4,499,098
4,380	UBS Finance (Delaware) LLC	3.80	10/05/05	4,378,150
3,200	UniCredit Delaware Inc.	3.80	10/28/05	3,190,911
				92,132,745

	Total Commercial Paper (Cost $187,322,645)			187,322,645

1

	Floating Rate Notes (7.4%)
8,000	Wells Fargo & Co.	3.79	09/15/06	8,010,347
10,000	U.S. Bank, N.A., Cincinnati	3.79	09/29/06	9,997,727

	Total Floating Rate Notes (Cost $18,008,074)			18,008,074

	Certificates of Deposit (7.4%)
	Domestic Banks
8,000	Citibank, N.A.	3.79	11/29/05	8,000,000
10,000	First Tennessee Bank, N.A.	3.66	10/21/05	10,000,000

	Total Certificate of Deposit (Cost $18,000,000)			18,000,000

	Short-Term Bank Notes (5.2%)
7,000	LaSalle Bank, N.A.	3.54	10/20/05	7,000,000
5,650	World Savings Bank FSB	3.67	10/12/05	5,650,000

	Total Short-Term Bank Note (Cost $12,650,000)			12,650,000

	U.S. Government Agencies (3.5%)
8,583	Freddie Mac (Cost $8,562,293)	3.28 - 3.37	10/04/05 - 11/15/05	8,562,293

	Total Investments (Cost $244,543,012) (a)	100.0%		244,543,012

	Other Assets in Excess of Liabilities	0.0		12,138

	Net Assets	100.0%		$244,555,150

(a)	Cost is the same for federal income tax purposes.

2

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments September 30, 2005 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (42.4%)
	Aerospace & Defense (0.4%)
$230	Mcdonnell Douglas Corp.	6.875%		11/01/06	$235,274
195	Northrop Grumman Corp.	4.079		11/16/06	194,040
30	Raytheon Co.	6.15		11/01/08	31,213
111	Raytheon Co.	6.75		08/15/07	114,750
150	Raytheon Co.	8.30		03/01/10	170,349
					745,626

	Air Freight/Couriers (0.2%)
130	Fedex Corp.	2.65		04/01/07	126,382
145	Fedex Corp.	6.875		02/15/06	146,269
					272,651

	Airlines (0.1%)
258	Southwest Airlines Co. (Series 01-1)	5.496		11/01/06	260,947

	Auto Parts: O.E.M. (0.2%)
290	Johnson Controls, Inc.	5.00		11/15/06	290,902

	Beverages: Alcoholic (0.2%)
385	Miller Brewing Co. - 144A*	4.25		08/15/08	379,786

	Building Products (0.3%)
145	Masco Corp.	4.625		08/15/07	144,533
310	Masco Corp.	6.75		03/15/06	313,150
					457,683

	Cable/Satellite TV (0.7%)
490	Comcast Cable Communications, Inc.	6.88		06/15/09	522,824
270	Comcast Corp.	5.85		01/15/10	279,357
242	Cox Communications Inc.	4.41	†	12/14/07	243,806
150	Cox Communications Inc.	7.75		08/15/06	153,837
					1,199,824

	Chemicals: Major Diversified (0.1%)
135	ICI Wilmington Inc.	4.375		12/01/08	132,819

	Containers/Packaging (0.1%)
90	Sealed Air Corp. - 144A*	6.95		05/15/09	95,566

	Department Stores (0.9%)
680	Federated Department Stores, Inc.	6.625		09/01/08	712,410
525	May Department Stores Co., Inc.	3.95		07/15/07	517,846
260	May Department Stores Co., Inc.	6.875		11/01/05	260,400
					1,490,656

1

	Discount Stores (0.7%)
1,165	Target Corp.	5.95		05/15/06	1,174,873

	Drugstore Chains (0.5%)
175	CVS Corp.	3.875		11/01/07	172,334
640	CVS Corp.	5.625		03/15/06	643,007
					815,341

	Electric Utilities (5.0%)
520	Appalachian Power Co. (Series G)	3.60		05/15/08	506,029
710	Carolina Power & Light Company Inc.	6.80		08/15/07	736,092
290	CC Funding Trust I	6.90		02/16/07	298,141
248	Columbus Southern Power Co.	4.40		12/01/10	243,071
1,050	Consolidated Natural Gas Co. (Series B)	5.375		11/01/06	1,058,271
245	Consumers Energy Co.	4.80		02/17/09	244,467
635	DTE Energy Co.	6.45		06/01/06	642,821
240	Duke Energy Corp.	3.75		03/05/08	235,356
170	Entergy Gulf States, Inc.	3.60		06/01/08	163,334
220	Entergy Gulf States, Inc.	4.27	†	12/01/09	220,779
255	Exelon Corp.	6.75		05/01/11	273,654
765	FPL Group Capital Inc.	3.25		04/11/06	760,704
570	Pacific Gas & Electric Co.	3.60		03/01/09	551,000
90	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	87,502
390	Peco Energy Co.	3.50		05/01/08	378,279
775	Pinnacle West Capital Corp.	6.40		04/01/06	781,931
1,150	Public Service Electric & Gas Co.	4.09		06/23/06	1,150,183
330	Southwestern Public Service Company	6.20		03/01/09	344,349
150	Wisconsin Electric Power Co.	3.50		12/01/07	146,524
					8,822,487

	Electrical Products (0.2%)
295	Cooper Industries Inc.	5.25		07/01/07	297,779

	Environmental Services (0.1%)
60	USA Waste Services, Inc.	7.125		10/01/07	62,587
130	WMX Technologies, Inc.	7.00		10/15/06	132,864
					195,451

	Finance/Rental/Leasing (2.9%)
600	CIT Group Inc.	3.95	†	11/04/05	599,973
630	CIT Group Inc.	6.50		02/07/06	634,704
330	CIT Group, Inc.	2.875		09/29/06	324,674
540	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	520,117
550	Ford Motor Credit Co.	6.875		02/01/06	552,295
230	Ford Motor Credit Co.	6.50		01/25/07	230,339
280	MBNA Corp.	6.13		03/01/13	299,177
250	MBNA Corp. (Series MTNF)	4.16	†	05/05/08	252,241
815	Nationwide Buildings Society - 144A* (United Kingdom)	2.625		01/30/07	795,252
785	SLM Corp.	4.00		01/15/10	763,424
					4,972,196

2

	Financial Conglomerates (3.9%)
95	Bank One Corp. (Series MTNA)	6.00		02/17/09	98,176
475	Bank One NA Illinois	3.83	†	05/05/06	475,404
410	Bank One NA Illinois	5.50		03/26/07	415,432
150	Chase Manhattan Corp.	6.00		02/15/09	155,621
55	Chase Manhattan Corp.	7.00		11/15/09	59,537
370	CIT Group Inc.	4.75		08/15/08	370,347
315	Citicorp	6.375		11/15/08	330,640
195	Citigroup Global Markets Inc.	3.94	†	12/12/06	195,321
555	Citigroup Inc.	5.50		08/09/06	560,113
560	Citigroup Inc.	5.75		05/10/06	564,655
1,615	General Electric Capital Corp.	5.375		03/15/07	1,636,032
120	General Electric Capital Corp. (Series MTNA)	4.25		12/01/10	117,832
410	ING Security Life Institutional - 144A*	2.70		02/15/07	397,657
515	Pricoa Global Funding I - 144A*	3.90		12/15/08	502,920
340	Prudential Funding LLC (Series MTN) - 144A*	6.60		05/15/08	358,408
475	Prudential Insurance Co. - 144A*	6.375		07/23/06	481,652
					6,719,747

	Food Retail (1.1%)
1,045	Kroger Co.	7.625		09/15/06	1,071,216
800	Safeway Inc.	6.15		03/01/06	803,196
					1,874,412

	Food: Major Diversified (1.0%)
530	Conagra Foods, Inc.	6.00		09/15/06	536,764
440	General Mills Inc.	3.875		11/30/07	432,525
200	Kraft Foods Inc.	4.00		10/01/08	196,434
675	Kraft Foods Inc.	5.25		06/01/07	682,143
					1,847,866

	Forest Products (0.0%)
77	Weyerhaeuser Co.	6.125		03/15/07	78,496

	Gas Distributors (0.5%)
180	NiSource Finance Corp.	4.39	†	11/23/09	180,908
19	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)	7.628		09/15/06	19,323
650	Sempra Energy	4.75		05/15/09	645,949
					846,180

	Home Furnishings (0.2%)
305	Mohawk Industries, Inc. (Class C)	6.50		04/15/07	312,703

	Home Improvement Chains (0.2%)
330	Lowe’s Companies, Inc.	7.50		12/15/05	331,996

	Hotels/Resorts/Cruiselines (0.5%)
285	Hyatt Equities LLC - 144A*	6.875		06/15/07	290,650
290	Marriott International Inc. (Series C)	7.875		09/15/09	320,801
90	Marriott International, Inc. (Series E)	7.00		01/15/08	94,205
130	Starwood Hotels & Resorts Worldwide, Inc.	7.375		05/01/07	134,713
					840,369

3

	Household/Personal Care (0.3%)
560	Clorox Co. (The)	3.98	†	12/14/07	561,231

	Industrial Conglomerates (0.8%)
1,100	Honeywell International, Inc.	5.125		11/01/06	1,106,928
30	Honeywell International, Inc.	6.875		10/03/05	30,000
165	Textron Financial Corp. (Series MTNE)	4.125		03/03/08	162,929
					1,299,857

	Insurance Brokers/Services (0.5%)
800	Marsh & McLennan Companies Inc.	5.375		03/15/07	802,025

	Integrated Oil (0.4%)
725	Conoco Funding Co. (Canada)	5.45		10/15/06	732,371

	Investment Banks/Brokers (1.2%)
775	Goldman Sachs Group Inc.	4.125		01/15/08	767,589
35	Lehman Brothers Holdings, Inc.	3.74		04/20/07	35,063
1,160	Lehman Brothers Holdings, Inc.	8.25		06/15/07	1,226,163
					2,028,815

	Investment Managers (1.4%)
1,930	TIAA Global Markets - 144A*	3.875		01/22/08	1,898,279
455	TIAA Global Markets - 144A*	5.00		03/01/07	456,822
					2,355,101

	Life/Health Insurance (3.1%)
1,625	Genworth Financial, Inc.	4.02	†	06/15/07	1,628,083
645	John Hancock Financial Services, Inc.	5.625		12/01/08	663,364
270	John Hancock Global Funding - 144A*	5.625		06/27/06	272,152
395	John Hancock Global Funding II - 144A*	7.90		07/02/10	449,058
695	Met Life Global Funding I - 144A*	3.375		10/05/07	678,670
175	MetLife, Inc.	5.25		12/01/06	175,729
300	Monumental Global Funding II - 144A*	3.85		03/03/08	294,589
1,085	Monumental Global Funding II - 144A*	6.05		01/19/06	1,090,446
					5,252,091

	Major Banks (4.1%)
720	ABN Amro Bank (Netherlands)	3.84	†	05/11/07	721,117
545	Bank of America Corp.	3.375		02/17/09	524,170
260	Bank of America Corp.	3.875		01/15/08	256,317
445	Bank of America Corp.	4.75		10/15/06	446,364
320	Bank of America Corp.	5.25		02/01/07	323,213
215	Bank of New York Co., Inc. (The)	5.20		07/01/07	217,296
1,440	Branch Banking & Trust Corp.	3.83	†	06/04/07	1,441,829
125	HSBC Finance Corp.	6.75		05/15/11	136,112
285	Huntington National Bank	2.75		10/16/06	279,857
510	Key Bank NA	7.125		08/15/06	520,324
820	Suntrust Bank Atlanta	7.25		09/15/06	836,286
235	Wachovia Corp.	3.625		02/17/09	227,719
720	Wachovia Corp.	4.95		11/01/06	723,380
405	Wells Fargo Co.	3.86	†	03/03/06	405,175
					7,059,159

4

	Major Telecommunications (1.6%)
470	Deutsche Telekom International Finance Corp. (Netherlands)	8.50	06/15/10	533,379
1,000	GTE Corp.	6.36	04/15/06	1,009,837
285	Telecom Italia Capital SpA (Luxembourg)	4.00	11/15/08	278,279
660	Verizon Global Funding Corp.	6.125	06/15/07	677,149
150	Verizon Global Funding Corp.	7.25	12/01/10	165,954
				2,664,598

	Managed Health Care (1.1%)
465	Aetna, Inc.	7.375	03/01/06	470,427
175	UnitedHealth Group Inc.	4.125	08/15/09	171,612
105	UnitedHealth Group Inc.	5.20	01/17/07	105,597
680	UnitedHealth Group Inc.	7.50	11/15/05	682,132
400	WellPoint Health Networks Inc.	6.375	06/15/06	405,164
				1,834,932

	Media Conglomerates (0.5%)
465	Time Warner, Inc.	6.125	04/15/06	468,938
400	Time Warner, Inc.	6.15	05/01/07	408,979
				877,917

	Motor Vehicles (0.8%)
560	American Honda Finance Corp. - 144A*	3.85	11/06/08	547,944
155	DaimlerChrysler North American Holdings Co.	4.05	06/04/08	151,460
730	DaimlerChrysler North American Holdings Co.	6.40	05/15/06	737,966
				1,437,370

	Multi-Line Insurance (0.9%)
180	American General Finance Corp. (Series MTNF)	5.875	07/14/06	182,078
690	American General Finance Corp. (Series MTNH)	4.625	09/01/10	681,164
250	Equitable Life Assurance Society - 144A*	6.95	12/01/05	251,052
335	Hartford Financial Services Group, Inc. (The)	2.375	06/01/06	330,536
190	International Lease Finance Corp.	3.75	08/01/07	186,987
				1,631,817

	Other Consumer Services (0.2%)
400	Cendant Corp.	6.25	01/15/08	409,830

	Property - Casualty Insurers (1.2%)
580	Allstate Finance Global Funding II - 144A*	2.625	10/22/06	567,114
595	Mantis Reef Ltd. - 144A* (Australia)	4.692	11/14/08	586,916
195	Platinum Underwriters Finance Holdings, Ltd. - 144A*	6.37	11/16/07	196,719
285	St. Paul Travelers Companies, Inc. (The)	5.01	08/16/07	285,448
375	XLLIAC Global Funding - 144A*	4.80	08/10/10	372,977
				2,009,174

	Pulp & Paper (0.5%)
275	International Paper Co.	3.80	04/01/08	268,150
280	MeadWestvaco Corp.	2.75	12/01/05	279,156
260	Sappi Papier Holding AG - 144A* (Austria)	6.75	06/15/12	264,817
				812,123

	Railroads (0.6%)
165	Norfolk Southern Corp.	7.35	05/15/07	171,736
160	Union Pacific Corp.	3.625	06/01/10	151,688
670	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	698,241
				1,021,665

5

	Real Estate Development (0.5%)
201	World Financial Properties - 144A*	6.95	09/01/13	213,145
681	World Financial Properties - 144A* (Series 1996 WFP- B)	6.91	09/01/13	722,791
				935,936

	Regional Banks (0.4%)
400	U.S. Bank NA	2.85	11/15/06	391,794
310	US Bancorp	5.10	07/15/07	312,832
				704,626

	Savings Banks (1.0%)
155	Household Finance Corp.	4.125	12/15/08	152,297
70	Household Finance Corp.	5.875	02/01/09	72,294
95	Household Finance Corp.	6.375	10/15/11	101,744
670	Household Finance Corp.	6.40	06/17/08	699,318
100	Sovereign Bank (Series CD)	4.00	02/01/08	98,885
165	Washington Mutual Inc.	7.50	08/15/06	168,750
445	Washington Mutual Inc.	8.25	04/01/10	499,848
				1,793,136

	Tobacco (0.3%)
220	Altria Group Inc.	5.625	11/04/08	225,735
260	Altria Group Inc.	7.65	07/01/08	277,951
				503,686

	Trucks/Construction/Farm Machinery (1.0%)
610	Caterpillar Financial Services Corp. (Series MTNF)	3.625	11/15/07	599,012
435	John Deere Capital Corp.	3.375	10/01/07	425,180
640	John Deere Capital Corp.	4.50	08/22/07	638,693
				1,662,885

	Total Corporate Bonds (Cost $75,253,046)			72,846,701

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Asset - Backed Securities (19.8%)
	Finance/Rental/Leasing
$775	Americredit Automoblie Receivables Trust 2004-BM A3	2.07%	08/06/08	764,953
1,700	BMW Vehicle Owner Trust 2005-A A3	4.04	02/25/09	1,690,244
800	Capital One Multi-Asset Execution	4.05	02/15/11	791,458
900	Caterpillar Financial Asset Trust 2005-A A3	3.90	02/25/09	891,733
193	Chase Manhattan Auto Owner Trust 2002A	4.24	09/15/08	193,408
263	Chase Manhattan Auto Owner Trust 2002-B A4	4.21	01/15/09	263,107
1,500	Chase Manhattan Auto Owner Trust 2003-C A4	2.94	06/15/10	1,465,565
1,300	Chase Manhattan Auto Owner Trust 2004-A A4	2.83	09/15/10	1,260,892
450	CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	443,240
650	CNH Equipment Trust 2005-A A3	4.02	04/15/09	644,918
825	Daimler Chrysler Auto Trust 2005-B A3	4.04	09/08/09	819,336
1,000	DaimlerChrysler Auto Trust 2003-B A4	2.86	03/09/09	980,052
1,400	Diamler Chrysler Auto Trust 2004-A A4	2.58	04/08/09	1,364,897
525	Fifth Third Auto Trust 2004-A A3	3.19	02/20/08	519,734
700	Ford Credit Auto Owner Trust 2005B A3	4.17	01/15/09	696,740

6

850	Harley Davidson Motorcycle Trust 2005-3 A2	4.41	06/15/12	847,638
326	Harley-Davidson Motorcycle Trust 2002-2	3.09	06/15/10	322,201
503	Harley-Davidson Motorcycle Trust 2003-1	2.63	11/15/10	493,655
1,200	Harley-Davidson Motorcycle Trust 2003-3 A2	2.76	05/15/11	1,181,612
900	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56	02/15/12	885,982
750	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07	02/15/12	742,164
1,050	Honda Auto Receivables Owner Trust 2003-1	2.48	07/18/08	1,039,073
1,400	Honda Auto Receivables Owner Trust 2003-3 A4	2.77	11/21/08	1,370,690
550	Honda Auto Receivables Owner Trust 2005-2 A3	3.93	01/15/09	545,380
302	Hyundai Auto Receivables Trust 2003-A A3	2.33	11/15/07	300,089
800	Hyundai Auto Receivables Trust 2004-A A3	2.97	05/15/09	786,530
1,400	MBNA Credit Card Master Note Trust 2004-A4 A4	2.70	09/15/09	1,363,261
1,025	Merrill Auto Trust Securitization 2005-1 A3	4.10	08/25/09	1,017,513
825	National City Auto Receivables Trust 2004-A A4	2.88	05/15/11	800,349
1,500	Nissan Auto Receivables Owner Trust 2003-A A4	2.61	07/15/08	1,479,123
1,100	Nissan Auto Receivables Owner Trust 2004-A A4	2.76	07/15/09	1,066,409
1,175	Nissan Auto Receivables Owner Trust 2005-B A3	3.99	07/15/09	1,165,788
1,118	TXU Electric Delivery Transition Bond Company LLC 2004-1 A1	3.52	11/15/11	1,095,795
1,400	USAA Auto Owner Trust 2004-1 A4	2.67	10/15/10	1,361,062
550	USAA Auto Owner Trust 2004-3 A3	3.16	02/17/09	542,316
800	USAA Auto Owner Trust 2005-1 A3	3.90	07/15/09	793,223
575	Wachovia Auto Owner Trust 2005-A A3	4.06	09/21/09	570,898
1,400	Whole Auto Loan Trust 2003-1 A4	2.58	03/15/10	1,372,676

	Total Asset - Backed Securities (Cost $34,477,975)			33,933,704

	U.S. Government & Agencies Obligations (15.8%)
10,100	Federal Home Loan Mortgage Corp.	2.75	08/15/06	9,966,690
7,410	Federal Home Loan Mortgage Corp.	3.625	02/15/07	7,332,662
10,000	U.S. Treasury Notes	3.125	05/15/07	9,839,070

	Total U.S. Government & Agencies Obligations (Cost $27,483,043)			27,138,422

	U.S. Government Agencies - Mortgage-Backed Securities (13.7%)
499	Federal Home Loan Mortgage Corp. (ARM)	3.564	07/01/34	487,794
730	Federal Home Loan Mortgage Corp. (ARM)	4.173	08/01/34	728,891
1,248	Federal Home Loan Mortgage Corp. (ARM)	4.351	10/01/33	1,237,959
1,125	Federal Home Loan Mortgage Corp. (ARM)	4.376	07/01/35	1,117,980
683	Federal Home Loan Mortgage Corp. PC Gold	7.50	02/01/27-04/01/32	725,663
1,140	Federal National Mortgage Assoc. (ARM) (WI)	3.977	07/01/33	1,143,612
509	Federal National Mortgage Assoc. (ARM)	3.636	07/01/34	505,432
278	Federal National Mortgage Assoc. (ARM)	3.793	06/01/34	277,357
679	Federal National Mortgage Assoc. (ARM)	4.122	09/01/34	675,530
915	Federal National Mortgage Assoc. (ARM)	4.235	04/01/35	915,270
819	Federal National Mortgage Assoc. (ARM)	4.31	04/01/35	814,198
745	Federal National Mortgage Assoc. (ARM)	4.503	04/01/35	744,510
1,317	Federal National Mortgage Assoc. (ARM)	4.534	05/01/35	1,312,671
718	Federal National Mortgage Assoc. (ARM)	4.34	05/01/35	713,447
775	Federal National Mortgage Assoc. (ARM)	4.778	07/01/35	773,165

7

1,099	Federal National Mortgage Assoc. (ARM)	4.80		09/01/35	1,099,594
1,729	Federal National Mortgage Assoc.	6.50		01/01/32-11/01/33	1,781,276
3,250	Federal National Mortgage Assoc.	7.00		**	3,402,344
2,328	Federal National Mortgage Assoc.	7.00		11/01/24-02/01/33	2,437,643
2,448	Federal National Mortgage Assoc.	7.50		03/01/24-08/01/32	2,592,123

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $23,652,636)				23,486,459

	Collateralized Mortgage Obligations (3.3%)
	U.S. Government Agencies (2.7%)
1,600	Federal Home Loan Mortgage Corp. 2644 AU (PAC)	3.50		05/15/22	1,571,580
252	Federal Home Loan Mortgage Corp. 2104 TE (PAC)	5.50		02/15/12	252,538
1,019	Federal Home Loan Mortgage Corp.	7.50		09/15/29	1,081,501
1,041	Federal National Mortgage Assoc. 2005-27 NA (PAC)	5.50		01/25/24	1,051,252
601	Federal National Mortgage Assoc. 2005-52 PA (PAC)	6.50		06/25/35	631,319
	Total U.S. Government Agencies				4,588,190

	Private Issues (0.6%)
1,125	Washington Mutual 2005 - AR13 A1B3 (WI)	4.398	†	10/25/45	1,125,000

	Total Collateralized Mortgage Obligations (Cost $5,791,194)				5,713,190

	Foreign Government Obligations (1.1%)
675	Quebec Province (Canada)	6.125		01/22/11	722,885
160	Quebec Province (Canada)	5.50		04/11/06	161,196
190	United Mexican States (Mexico)	8.375		01/14/11	218,975
240	United Mexican States (Mexico)	9.875		02/01/10	286,080
390	United Mexican States Corp. (Mexico)	8.63		03/12/08	425,100

	Total Foreign Government Obligations (Cost $1,918,455)				1,814,236

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (a) (6.1%)
	U.S. Government Obligations
75	U.S. Treasury Bills ††	3.35 - 3.562	01/12/06	74,280
9,000	U.S. Treasury Notes	1.625	02/28/06	8,921,610
1,600	U.S. Treasury Notes	1.875	01/31/06	1,590,626

	Total Short-Term Investments (Cost $10,606,602)			10,586,516

	Total Investments (Cost $179,182,951)(b) (c)		102.2%	175,519,228

	Liabilities in Excess of Other Assets		(2.2)	(3,743,352)

	Net Assets		100.0%	$171,775,876

8

ARM	Adjustable Rate Mortgage.
PC	Participation Certificate.
PAC	Planned Amortization Class.
*	Resale is restricted to qualified institutional investors.
**	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
WI	Security purchased on a when issued basis.
†	Floating rate security, rate shown is the rate in effect at September 30, 2005.
††	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $47,000.
(a)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)

Securities have been designated as collateral in an amount equal to $47,598,767 in connection with securities purchased on a forward commitment basis, a when issued security and open futures contracts.

(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $36,775 and the aggregate gross unrealized depreciation is $3,700,498, resulting in net unrealized depreciation of $3,663,723.

9

Futures Contracts Open at September 30, 2005:

			UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DESCRIPTION, DELIVERY	FACE AMOUNT	APPRECIATION/
CONTRACTS	SHORT	MONTH AND YEAR	AT VALUE	(DEPRECIATION)

177	Long	U.S. Treasury Notes
		2 Year, December 2005	36,442,640	$(146,107)
28	Short	U.S. Treasury Notes
		5 Year, December 2005	(2,992,063)	37,589
21	Short	U.S. Treasury Notes
		10 Year, December 2005	(2,308,359)	29,898

		Net unrealized depreciation		$(78,620)

10

Morgan Stanley Variable Investments Series - Income Plus Portfolio

Portfolio of Investments September 30, 2005 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Corporate Bonds (64.8%)
	Advertising/Marketing Services (0.4%)
$1,670	WPP Finance (UK) Corp. (United Kingdom)	5.875%	06/15/14	$1,729,584

	Aerospace & Defense (0.7%)
2,739	Raytheon Co.	6.15	11/01/08	2,849,751

	Air Freight/Couriers (1.1%)
4,275	FedEx Corp. (Series 97-A)	7.50	01/15/18	4,833,846

	Airlines (1.4%)
2,768	America West Airlines, Inc. (Class A)	6.85	07/02/09	2,738,290
1,497	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	1,545,334
1,865	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	1,886,302
				6,169,926

	Apparel/Footwear Retail (0.3%)
1,545	Limited Brands, Inc.	6.95	03/01/33	1,508,847

	Auto Parts: O.E.M. (0.2%)
715	Lear Corp. (Series B)	8.11	05/15/09	711,629

	Beverages: Alcoholic (0.4%)
1,880	FBG Finance Ltd.- 144A* (Australia)	5.125	06/15/15	1,847,756

	Cable/Satellite TV (1.0%)
2,530	Cox Communications, Inc.	7.75	11/01/10	2,802,575
890	Echostar DBS Corp.	6.625	10/01/14	885,550
445	TCI Communications, Inc.	7.875	02/15/26	532,526
				4,220,651

	Containers/Packaging (0.6%)
2,435	Sealed Air Corp. - 144A*	5.625	07/15/13	2,445,497

	Department Stores (0.8%)
1,875	May Department Stores Co., Inc.	5.95	11/01/08	1,934,261
1,405	Penney (JC) Co., Inc.	7.40	04/01/37	1,526,181
				3,460,442

	Discount Stores (0.2%)
763	Wal-Mart Stores, Inc. (Series 92A1)	7.49	06/21/07	789,669

1

	Drugstore Chains (0.8%)
970	CVS Corp.	3.875		11/01/07	955,223
2,345	CVS Corp.	5.625		03/15/06	2,356,019
					3,311,242

	Electric Utilities (6.8%)
2,640	Arizona Public Service Co.	5.80		06/30/14	2,770,062
1,625	Arizona Public Service Co.	6.75		11/15/06	1,662,141
1,185	CC Funding Trust I	6.90		02/16/07	1,218,266
1,545	Cincinnati Gas & Electric Co.	5.70		09/15/12	1,604,716
1,495	Consolidated Natural Gas Co.	5.00		12/01/14	1,476,224
2,555	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	2,718,586
1,730	Consumers Energy Co.	4.80		02/17/09	1,726,237
2,250	Detroit Edison Co. (The)	6.125		10/01/10	2,379,942
2,170	Duquesne Light Co. (Series O)	6.70		04/15/12	2,370,369
940	Entergy Gulf States, Inc.	3.60		06/01/08	903,144
1,875	Entergy Gulf States, Inc.	4.27	†	12/01/09	1,881,643
3,280	Exelon Corp.	6.75		05/01/11	3,519,939
1,305	Pacific Gas & Electric Co.	6.05		03/01/34	1,362,398
565	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	549,318
2,500	Public Service Electric & Gas Co. (Series UU)	6.75		03/01/06	2,522,523
1,120	Texas Eastern Transmission, LP	7.00		07/15/32	1,317,726
					29,983,234

	Electrical Products (0.4%)
1,945	Cooper Industries Inc.	5.25		07/01/07	1,963,324

	Environmental Services (1.3%)
5,155	Waste Management, Inc.	7.375		08/01/10	5,674,516

	Finance/Rental/Leasing (5.2%)
2,100	CIT Group, Inc.	2.875		09/29/06	2,066,106
295	CIT Group, Inc.	3.65		11/23/07	289,174
325	CIT Group, Inc.	7.375		04/02/07	338,070
4,645	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	4,473,971
2,685	Ford Motor Credit Co.	7.25		10/25/11	2,551,607
345	Hertz Corp.	7.40		03/01/11	334,679
1,025	Hertz Corp.	7.625		06/01/12	985,362
915	MBNA America Bank	7.125		11/15/12	1,030,016
1,895	MBNA Corp.	6.125		03/01/13	2,024,787
3,345	MBNA Corp. (Series MTNF)	4.163	†	05/05/08	3,374,988
2,450	Residential Capital Corp. - 144A*	6.375		06/30/10	2,484,555
2,360	SLM Corp.	4.00		01/15/10	2,295,135
3,075	SLM Corp. (Series MTNA)	5.00		10/01/13	3,083,994
					25,332,444

	Financial Conglomerates (7.3%)
3,785	American Express Co.	5.50		09/12/06	3,820,920
4,585	American Express Co.	6.875		11/01/05	4,594,239
330	Bank One Corp. (Series MTNA)	6.00		02/17/09	341,033
4,295	Citigroup Inc.	5.625		08/27/12	4,471,031
1,345	Citigroup Inc.	6.00		02/21/12	1,431,088
4,440	General Electric Capital Corp. (Series MTNA)	6.75		03/15/32	5,239,888

2

2,360	General Motors Acceptance Corp.	6.875	09/15/11	2,149,219
4,550	General Motors Acceptance Corp.	8.00	11/01/31	3,982,847
5,290	JPMorgan Chase & Co.	6.75	02/01/11	5,730,646
320	Prudential Holdings, LLC (FSA) - 144A*	7.245	12/18/23	383,830
				32,144,741

	Gas Distributors (0.8%)
1,870	NiSource Finance Corp.	4.393	11/23/09	1,879,429
1,785	Sempra Energy	4.621	05/17/07	1,781,958
				3,661,387

	Home Furnishings (0.4%)
1,570	Mohawk Industries, Inc. (Series D)	7.20	04/15/12	1,746,795

	Hospital/Nursing Management (0.2%)
950	HCA, Inc.	6.30	10/01/12	949,032

	Hotels/Resorts/Cruiselines (0.1%)
620	Marriott International, Inc. (Series E)	7.00	01/15/08	648,970

	Industrial Conglomerates (1.2%)
1,705	Textron Financial Corp. (Series MTNE)	4.621	03/03/08	1,683,599
3,775	United Technologies Corp.	4.375	05/01/10	3,737,914
				5,421,513

	Insurance Brokers/Services (2.4%)
2,505	Farmers Exchange Capital - 144A*	7.05	07/15/28	2,593,792
3,105	Farmers Exchange Capital - 144A*	8.625	05/01/24	3,718,088
4,570	Marsh & McLennan Companies, Inc.	5.375	07/15/14	4,426,749
				10,738,629

	Investment Banks/Brokers (0.2%)
515	Goldman Sachs Group Inc. (The)	5.25	10/15/13	520,494
295	Goldman Sachs Group Inc. (The)	6.60	01/15/12	320,211
				840,705

	Life/Health Insurance (2.0%)
5,000	John Hancock Financial Services, Inc.	5.625	12/01/08	5,142,355
3,350	MetLife, Inc.	6.125	12/01/11	3,566,042
				8,708,397

	Major Banks (3.6%)
1,035	Bank of New York Co., Inc. (The)	5.20	07/01/07	1,046,053
1,660	HSBC Finance Corp.	6.75	05/15/11	1,807,567
1,800	Huntington National Bank (Series BKNT)	4.375	01/15/10	1,772,986
5,000	Wachovia Bank NA (Series BKNT)	7.80	08/18/10	5,679,910
5,000	Well Fargo Bank NA	7.55	06/21/10	5,596,020
				15,902,536

	Major Telecommunications (3.5%)
3,510	AT&T Corp.	9.75	11/15/31	4,462,087
2,790	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75	06/15/30	3,612,824
2,660	France Telecom S.A. (France)	8.50	03/01/31	3,575,724
1,000	GTE Corp.	7.90	02/01/27	1,067,197
1,920	Sprint Capital Corp.	8.75	03/15/32	2,582,448
				15,300,280

3

	Managed Health Care (2.4%)
3,930	Aetna, Inc.	7.375	03/01/06	3,975,875
3,920	Anthem, Inc.	6.80	08/01/12	4,329,048
850	UnitedHealth Group Inc.	5.20	01/17/07	854,833
1,450	WellPoint Health Networks Inc.	6.375	06/15/06	1,468,720
				10,628,476

	Media Conglomerates (0.1%)
562	News America Inc.	7.30	04/30/28	625,695

	Motor Vehicles (2.9%)
1,490	DaimlerChrysler North American Holdings Co.	8.00	06/15/10	1,651,504
1,420	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	1,724,175
3,000	Ford Capital B.V. (Netherlands)	9.50	06/01/10	3,003,750
4,725	General Motors Corp.	8.375	07/15/33	3,709,125
				10,088,554

	Multi-Line Insurance (3.8%)
4,400	American General Finance Corp. (Series MTNF)	5.875	07/14/06	4,450,789
500	American General Finance Corp. (Series MTNH)	4.625	09/01/10	493,597
465	AXA Financial Inc.	6.50	04/01/08	485,597
165	Hartford Financial Services Group, Inc. (The)	2.375	06/01/06	162,801
4,900	Hartford Financial Services Group, Inc. (The)	7.90	06/15/10	5,507,659
5,000	Nationwide Financial Services, Inc.	8.00	03/01/27	5,390,390
				16,490,833

	Oil & Gas Production (1.8%)
1,085	Pemex Project Funding Master Trust	7.375	12/15/14	1,207,063
2,670	Pemex Project Funding Master Trust	8.00	11/15/11	3,046,470
1,460	Pemex Project Funding Master Trust	8.625	02/01/22	1,788,500
1,610	Pemex Project Funding Master Trust	9.125	10/13/10	1,887,725
				7,929,758

	Other Metals/Minerals (0.5%)
2,150	Brascan Corp. (Canada)	7.125	06/15/12	2,383,419

	Property - Casualty Insurers (1.3%)
2,500	Mantis Reef Ltd. - 144A* (Australia)	4.692	11/14/08	2,466,033
825	Platinum Underwriters Holdings, Ltd. - 144A*	6.371	11/16/07	832,272
2,500	St. Paul Travelers Companies, Inc. (The)	5.01	08/16/07	2,503,928
				5,802,233

	Publishing: Newspapers (0.8%)
2,340	Knight Ridder, Inc.	5.75	09/01/17	2,318,893
1,140	News America Inc.	7.28	06/30/28	1,267,573
				3,586,466

	Pulp & Paper (1.3%)
640	Abitibi-Consolidated Inc. (Canada)	8.55	08/01/10	654,400
3,535	Abitibi-Consolidated Inc. (Canada)	8.85	08/01/30	3,199,175
1,705	Sappi Papier Holding AG - 144A* (Austria)	6.75	06/15/12	1,736,590
				5,590,165

	Railroads (2.0%)
3,374	Burlington Northern Santa Fe Corp. (Series 95-A)	7.97	01/01/15	3,844,853
1,470	Norfolk Southern Corp.	7.35	05/15/07	1,530,008

4

1,575	Union Pacific Corp.	6.625	02/01/08	1,641,245
1,030	Union Pacific Corp.	6.65	01/15/11	1,111,574
790	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	823,299
				8,950,979

	Real Estate Development (0.4%)
201	World Financial Properties - 144A*	6.95	09/01/13	213,145
1,574	World Financial Properties - 144A* (Series 1996WFP- B)	6.91	09/01/13	1,671,010
				1,884,155

	Regional Banks (1.0%)
4,335	Marshall & Ilsley Bank (Series BKNT)	3.80	02/08/08	4,263,676

	Savings Banks (1.8%)
500	Household Finance Corp.	4.125	11/16/09	487,384
1,140	Household Finance Corp.	6.375	10/15/11	1,220,924
1,915	Household Finance Corp.	8.00	07/15/10	2,163,017
3,630	Washington Mutual Inc.	8.25	04/01/10	4,077,412
				7,948,737

	Tobacco (1.0%)
1,570	Altria Group, Inc.	7.00	11/04/13	1,721,141
2,195	Altria Group, Inc.	7.75	01/15/27	2,566,677
				4,287,818

	Wireless Telecommunications (0.4%)
1,655	AT&T Wireless Services, Inc.	7.875	03/01/11	1,886,316

	Total Corporate Bonds (Cost $276,434,719)			285,242,623

	Asset-Backed Securities (7.6%)
	Finance/Rental/Leasing
1,800	American Express Credit Account Master Trust 2001-2 A	5.53	10/15/08	1,811,048
2,300	Chase Manhattan Auto Owner Trust 2004-A A4	2.83	09/15/10	2,230,809
1,600	CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	1,575,966
2,500	DaimlerChrysler Auto Trust 2003-B A4	2.86	03/09/09	2,450,131
1,750	Ford Credit Auto Owner Trust 2005B A3	4.17	01/15/09	1,741,850
2,200	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56	02/15/12	2,165,733
3,150	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76	12/17/12	3,100,614
2,600	Honda Auto Receivables Owner Trust 2004-1 A4	3.06	10/21/09	2,539,954
1,400	Honda Auto Receivables Owner Trust 2005-2 A3	3.93	01/15/09	1,388,239
3,500	MBNA Credit Card Master Note Trust 2004-A4 A4	2.70	09/15/09	3,408,153
2,425	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81	11/17/14	2,426,896
1,300	USAA Auto Owner Trust 2004-2 A3	3.03	06/16/08	1,286,647
3,500	USAA Auto Owner Trust 2004-2 A-4	3.58	02/15/11	3,441,946
2,100	USAA Auto Owner Trust 2005-1 A3	3.90	07/15/09	2,082,210
1,700	Volkswagen Auto Lease Trust 2005-A A3	3.82	05/20/08	1,686,960

	Total Asset-Backed Securities (Cost $32,062,774)			33,337,156

5

	U.S. Government & Agencies Obligations (12.3%)
4	Federal Home Loan Mortgage Corp.	11.50	05/01/19	3,904
	Federal Home Loan Mortgage Corp. Gold
14		6.50	12/01/28	14,015
55		8.50	01/01/22 - 12/01/24	59,842
	Federal National Mortgage Assoc.
258		7.50	06/01/28 - 04/01/32	273,608
2,599		8.00	08/01/29 - 04/01/32	2,779,302
2		9.00	06/01/21 - 01/01/25	2,447
	Government National Mortgage Assoc.
1		7.50	04/15/24 - 09/15/27	1,519
854		8.00	10/15/24 - 11/15/29	915,843
130		8.50	06/15/17 - 03/01/28	141,511
107		9.00	08/15/24 - 11/15/24	117,698
13		10.00	05/15/16 - 04/15/19	14,108
	U.S. Treasury Bond
21,900		6.125	08/15/29	26,669,251
7,050		6.375	08/15/27	8,738,701
5,765	U.S. Treasury Note	4.25	08/15/13	5,746,990
22,000	U.S. Treasury Strip	0.00	02/15/25 - 02/15/27	8,818,026

	Total U.S. Government & Agencies Obligations (Cost $49,431,927)			54,296,765

	Foreign Government Obligations (1.7%)
2,900	United Mexican States (Mexico)	8.375	01/14/11	3,342,250
870	United Mexican States (Mexico)	9.875	02/01/10	1,037,040
2,545	United Mexican States (Mexico) (Series MTNA)	8.00	09/24/22	3,098,537

	Total Foreign Government Obligations (Cost $6,768,813)			7,477,827

	Short-Term Investments (a) (12.4%)
	U.S. Government & Agency Obligations
53,750	Federal National Mortgage Assoc.	3.50	10/03/05	53,739,549
700	U.S. Treasury Bill**	3.35	01/12/06	693,421

	Total Short-Term Investments (Cost $54,432,839)			54,432,970

	Total Investments (Cost $419,131,072) (b) (c)		98.8%	434,787,341

	Other Assets in Excess of Liabilities		1.2	5,467,183

	Net Assets		100.0%	$440,254,524

FSA	Financial Security Assurance Inc.
*	Resale is restricted to qualified institutional investors.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $178,360.
†	Floating rate security, rate shown is the rate in effect at September 30, 2005.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Securities have been designated as collateral in a amount equal to $178,882,235 in connection with open

6

futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,631,906 and the aggregate gross unrealized depreciation is $4,241,565 resulting in net unrealized appreciation of $8,390,341.

Futures Contracts Open at September 30, 2005:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION/
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
596	Long	U.S. Treasury Notes 10 Year, December 2005	$65,513,440	$(505,825)
402	Short	U.S. Treasury Notes 5 Year, December 2005	(42,957,470)	372,333
337	Short	U.S. Treasury Notes 2 Year, December 2005	(69,385,139)	325,994

		Net unrealized appreciation		$192,502

7

Morgan Stanley Variable Investment Series - High Yield Portfolio

Portfolio of Investments September 30, 2005 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (92.5%)
	Aerospace & Defense (0.9%)
$650	K&F Acquisition Inc.	7.75%		11/15/14	$659,750

	Alternative Power Generation (0.9%)
628	Ormat Funding Corp.	8.25		12/30/20	636,084

	Aluminum (0.9%)
665	Novelis, Inc. - 144A*	7.25		02/15/15	631,750

	Apparel/Footwear (1.4%)
825	Levi Strauss & Co.	8.254		04/01/12	827,062
180	Oxford Industries, Inc.	8.875		06/01/11	188,100
					1,015,162

	Apparel/Footwear Retail (0.4%)
330	Brown Shoe Co., Inc.	8.75		05/01/12	349,800

	Auto Parts: O.E.M. (1.7%)
180	ArvinMeritor, Inc.	8.75		03/01/12	177,300
555	Lear Corp. (Series B)	8.11		05/15/09	552,384
470	TRW Automotive, Inc.	9.375		02/15/13	512,300
					1,241,984

	Broadcasting (1.2%)
671	Canwest Media Inc.	8.00		09/15/12	715,455
145	Lin Television Corp.	6.50		05/15/13	138,112
					853,567

	Building Products (1.7%)
115	Interface Inc.	7.30		04/01/08	115,575
455	Interface Inc.	9.50		02/01/14	457,275
145	Interface Inc.	10.375		02/01/10	157,325
600	Nortek Inc.	8.50		09/01/14	555,000
					1,285,175

	Cable/Satellite TV (5.2%)
600	Cablevision Systems Corp. (Series B)	7.89	**	04/01/09	618,000
397	CCH I LLC - 144A*	11.00		10/01/15	389,060
245	Echostar DBS Corp.	6.375		10/01/11	244,081
350	Echostar DBS Corp.	6.625		10/01/14	348,250
45	Intelsat Bermuda Ltd. - 144A*	8.25		01/15/13	45,506
440	Intelsat Bermuda Ltd. - 144A*	8.625		01/15/15	451,000
330	Intelsat Bermuda Ltd. - 144A*	8.695		01/15/12	337,425

1

715	Kabel Deutschland - 144A* (Germany)	10.625		07/01/14	793,650
170	Renaissance Media Group LLC	10.00		04/15/08	169,150
535	Telenet Group Holding NV - 144A* (Belgium)	11.50	††	06/15/14	440,038
					3,836,160

	Casino/Gaming (3.9%)
4,485	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b) (f)	13.50		03/01/10	0
605	Isle of Capri Casinos	7.00		03/01/14	583,069
380	Las Vegas Sands Corp.	6.375		02/15/15	368,600
1,225	MGM Mirage Inc.	6.00		10/01/09	1,215,812
7,210	Resort At Summerlin LP/Ras Co. (Series B) (a) (b) (f)	13.00	†	12/15/07	0
700	Station Casinos, Inc.	6.00		04/01/12	702,625
					2,870,106

	Chemicals: Agricultural (0.0%)
8	IMC Global Inc. (Series B)	10.875		06/01/08	9,080

	Chemicals: Major Diversified (0.9%)
175	Huntsman Advanced Materials Corp.	11.00		07/15/10	196,875
437	Huntsman ICI Chemicals	10.125		07/01/09	451,749
					648,624

	Chemicals: Specialty (6.4%)
490	Equistar Chemical Funding	10.125		09/01/08	529,200
185	Equistar Chemical Funding	10.625		05/01/11	202,575
410	Innophos Inc. - 144A*	8.875		08/15/14	421,275
215	Innophos Inc. - 144A*	11.79	†	02/15/15	206,047
200	ISP Chemco	10.25		07/01/11	216,750
525	ISP Holdings Inc. (Series B)	10.625		12/15/09	557,812
135	Koppers Industry Inc.	9.875		10/15/13	149,850
180	Millennium America, Inc.	7.00		11/15/06	184,720
318	Millennium America, Inc.	9.25		06/15/08	343,440
165	Nalco Co.	7.75		11/15/11	169,538
625	Nalco Co.	8.875		11/15/13	644,531
705	Rhodia SA (France)	8.875		06/01/11	669,750
420	Rockwood Specialties, Inc.	10.625		05/15/11	459,900
					4,755,388

	Coal (0.2%)
140	Foundation PA Coal Co.	7.25		08/01/14	146,650

	Construction Materials (0.3%)
220	RMCC Acquisition Co. - 144A*	9.50		11/01/12	223,300

	Consumer Sundries (0.3%)
280	Amscan Holdings, Inc.	8.75		05/01/14	246,400

	Containers/Packaging (3.0%)
360	Graham Packaging Company Inc.	8.50		10/15/12	360,000
415	Graham Packaging Company Inc.	9.875		10/15/14	400,475
495	Graphic Packaging International Corp.	9.50		08/15/13	467,775
400	Owens-Brockway Glass Containers Corp.	8.75		11/15/12	434,000
60	Owens-Illinois Inc.	7.35		05/15/08	61,500

2

285	Owens-Illinois Inc.	7.50	05/15/10	290,700
90	Pliant Corp.	11.125	09/01/09	77,850
95	Pliant Corp. (Issued 04/10/02)	13.00	06/01/10	45,600
195	Pliant Corp. (Issued 08/29/00)	13.00	06/01/10	93,600
				2,231,500

	Data Processing Services (0.5%)
35	Sungard Data Systems Inc. - 144A*	8.525	08/15/13	36,400
345	Sungard Data Systems Inc. - 144A*	9.125	08/15/13	359,231
				395,631

	Drugstore Chains (1.0%)
150	Jean Coutu Group PJC Inc. (Canada)	7.625	08/01/12	153,375
260	Jean Coutu Group PJC Inc. (Canada)	8.50	08/01/14	260,000
305	Rite Aid Corp.	8.125	05/01/10	312,625
				726,000

	Electric Utilities (4.9%)
370	AES Corp. (The)	7.75	03/01/14	394,050
42	AES Corp. (The)	8.875	02/15/11	45,780
54	AES Corp. (The)	9.375	09/15/10	59,805
150	AES Corp. (The) - 144A*	9.00	05/15/15	165,375
595	CMS Energy Corp.	7.50	01/15/09	626,237
115	IPALCO Enterprises, Inc.	8.625	11/14/11	128,225
365	Monongahela Power Co.	5.00	10/01/06	365,834
415	MSW Energy Holdings/Finance	7.375	09/01/10	432,638
80	MSW Energy Holdings/Finance	8.50	09/01/10	86,200
290	Nevada Power Co.	8.25	06/01/11	323,350
271	Nevada Power Co.	9.00	08/15/13	302,335
25	PSEG Energy Holdings Inc.	7.75	04/16/07	25,688
320	PSEG Energy Holdings Inc.	8.625	02/15/08	336,000
360	Reliant Energy, Inc.	6.75	12/15/14	355,500
				3,647,017

	Electrical Products (1.0%)
610	Rayovac Corp.	8.50	10/01/13	591,700
135	Spectrum Brands, Inc.	7.375	02/01/15	122,175
				713,875

	Electronic Components (0.7%)
525	Sanmina-SCI Corp.	6.75	03/01/13	501,375

	Environmental Services (1.3%)
190	Allied Waste North America, Inc.	6.375	04/15/11	182,875
355	Allied Waste North America, Inc.	7.875	04/15/13	363,875
55	Allied Waste North America, Inc.	8.50	12/01/08	57,612
9	Allied Waste North America, Inc.	9.25	09/01/12	9,787
280	Allied Waste North America, Inc. - 144A*	7.25	03/15/15	277,200
95	Allied Waste North America, Inc. (Series B)	8.875	04/01/08	99,512
				990,861

	Finance/Rental/Leasing (1.5%)
400	Ford Motor Credit Corp.	5.625	10/01/08	378,239
415	Ford Motor Credit Corp.	5.80	01/12/09	387,509
100	Hertz Corp.	7.40	03/01/11	97,008
300	Hertz Corp.	7.625	06/01/12	288,399
				1,151,155

3

		Financial Conglomerates (1.0%)
	460	General Motors Acceptance Corp.	4.375	12/10/07	433,145
	265	General Motors Acceptance Corp.	6.875	09/15/11	241,332
	85	General Motors Acceptance Corp.	6.875	08/28/12	76,172
					750,649

		Food Retail (0.8%)
	214	CA FM Lease Trust - 144A*	8.50	07/15/17	238,565
	350	Delhaize America, Inc.	8.125	04/15/11	381,084
					619,649

		Food: Major Diversified (0.0%)
	1	Dole Food Company, Inc.	8.875	03/15/11	1,042

		Food: Meat/Fish/Dairy (2.9%)
	325	Michael Foods Inc. (Series B)	8.00	11/15/13	333,531
	710	Pilgrim’s Pride Corp.	9.625	09/15/11	766,800
	265	PPC Escrow Corp.	9.25	11/15/13	292,825
	130	Smithfield Foods Inc.	7.00	08/01/11	133,250
	75	Smithfield Foods Inc.	7.75	05/15/13	79,125
	535	Smithfield Foods Inc. (Series B)	8.00	10/15/09	568,438
					2,173,969

		Forest Products (0.8%)
EUR	200	Crown Euro Holdings SA (France)	6.25	09/01/11	257,207
$70		Tembec Industries Inc. (Canada)	7.75	03/15/12	44,800
	475	Tembec Industries Inc. (Canada)	8.50	02/01/11	312,313
					614,320

		Gas Distributors (1.2%)
	380	Dynegy Holdings, Inc.	6.875	04/01/11	373,350
	425	Dynegy Holdings, Inc. - 144A*	9.875	07/15/10	465,375
	45	Northwest Pipeline Corp.	8.125	03/01/10	48,263
					886,988

		Home Building (1.1%)
	40	Tech Olympic USA, Inc.	7.50	01/15/15	36,400
	300	Tech Olympic USA, Inc.	10.375	07/01/12	317,250
	355	Tech Olympic USA, Inc. (Issued 02/03/03)	9.00	07/01/10	369,200
	70	Tech Olympic USA, Inc. (Issued 11/27/02)	9.00	07/01/10	72,800
					795,650

		Home Furnishings (0.4%)
	270	Tempur-Pedic Inc.	10.25	08/15/10	295,650

		Hospital/Nursing Management (2.2%)
	335	Community Health System Inc.	6.50	12/15/12	337,512
	160	HCA, Inc.	6.30	10/01/12	159,837
	200	HCA, Inc.	8.70	02/10/10	219,423
	90	HCA, Inc.	8.75	09/01/10	99,846
	405	Medcath Holdings Corp.	9.875	07/15/12	443,475
	125	Tenet Healthcare Corp.	7.375	02/01/13	119,063
	210	Tenet Healthcare Corp.	9.875	07/01/14	220,500
					1,599,656

4

	Industrial Machinery (0.9%)
140	Goodman Global Holding Company, Inc. - 144A*	6.41	**	06/15/12	137,550
580	Goodman Global Holding Company, Inc. - 144A*	7.875		12/15/12	527,800
					665,350

	Industrial Specialties (1.3%)
560	Johnsondiversy, Inc.	9.625		05/15/12	561,400
405	UCAR Finance, Inc.	10.25		02/15/12	436,388
					997,788

	Investment Banks/Brokers (0.7%)
449	Refco Finance Holdings	9.00		08/01/12	490,533

	Medical Distributors (0.8%)
570	AmerisourceBergen Corp. - 144A*	5.625		09/15/12	564,300

	Medical Specialties (0.5%)
155	Fisher Scientific International, Inc.	6.75		08/15/14	163,137
180	Fisher Scientific International, Inc. - 144A*	6.125		07/01/15	181,350
					344,487

	Medical/Nursing Services (1.4%)
330	DaVita Inc.	6.625		03/15/13	335,775
570	Fresenius Medical Care Capital Trust	7.875		06/15/11	615,600
80	National Nephrology Assoc. Inc. - 144A*	9.00		11/01/11	89,400
					1,040,775

	Metal Fabrications (1.1%)
215	General Cable Corp.	9.50		11/15/10	227,362
380	Hexcell Corp.	6.75		02/01/15	378,100
250	Trimas Corp.	9.875		06/15/12	206,250
					811,712

	Miscellaneous Commercial Services (1.3%)
75	Advanstar Communications, Inc.	10.75		08/15/10	84,187
295	Iron Mountain Inc.	7.75		01/15/15	300,900
585	Iron Mountain Inc.	8.625		04/01/13	615,712
					1,000,799

	Miscellaneous Manufacturing (1.2%)
1,210	Associated Materials Inc.	11.25	††	03/01/14	611,050
330	Propex Fabrics Inc.	10.00		12/01/12	306,075
					917,125

	Movies/Entertainment (0.4%)
285	AMC Entertainment Inc.	8.04	**	08/15/10	287,850

	Oil & Gas Pipelines (2.7%)
495	El Paso Production Holdings	7.75		06/01/13	519,750
375	Pacific Energy Partners/Finance	7.125		06/15/14	390,938
155	Southern Natural Gas	8.875		03/15/10	168,316
835	Williams Companies, Inc. (The)	7.875		09/01/21	922,675
					2,001,679

5

	Oil & Gas Production (3.1%)
185	Chesapeake Energy Corp.	6.625	01/15/16	188,237
480	Chesapeake Energy Corp.	7.50	09/15/13	513,600
28	Chesapeake Energy Corp.	7.75	01/15/15	29,960
575	Hilcorp Energy/Finance - 144A*	10.50	09/01/10	635,375
140	Magnum Hunter Resources, Inc.	9.60	03/15/12	152,600
370	Pogo Producing Co. - 144A*	6.875	10/01/17	376,938
385	Vintage Petroleum, Inc.	7.875	05/15/11	404,250
				2,300,960

	Oil Refining/Marketing (1.7%)
615	CITGO Petroleum Corp.	6.00	10/15/11	618,075
345	Husky Oil Ltd.	8.90	08/15/28	375,650
255	Tesoro Petroleum Corp.	9.625	04/01/12	282,094
				1,275,819

	Oilfield Services/Equipment (1.2%)
175	CIE Generale de Geophysique SA - 144A*	7.50	05/15/15	182,875
135	Hanover Compressor Co.	8.625	12/15/10	146,137
185	Hanover Compressor Co.	9.00	06/01/14	206,506
128	Hanover Equipment Trust 2001 A (Series A)	8.50	09/01/08	133,760
210	Hanover Equipment Trust 2001 B (Series B)	8.75	09/01/11	224,175
				893,453

	Other Metals/Minerals (0.0%)
355	Murrin Holdings Property Ltd. (Australia) (b) (f)	9.375	08/31/07	0

	Other Transportation (1.1%)
470	CHC Helicopter Corp.	7.375	05/01/14	484,100
330	CHC Helicopter Corp. - 144A*	7.375	05/01/14	339,900
				824,000

	Pharmaceuticals: Major (1.2%)
490	VWR International Inc.	6.875	04/15/12	486,325
400	Warner Chilcott Corp. - 144A*	8.75	02/01/15	386,000
				872,325

	Publishing: Books/Magazines (2.8%)
206	Dex Media East/Finance	12.125	11/15/12	242,050
327	Dex Media West/Finance	9.875	08/15/13	362,561
190	Houghton Mifflin Co.	8.25	02/01/11	197,125
540	Houghton Mifflin Co.	9.875	02/01/13	575,100
640	PRIMEDIA, Inc.	8.875	05/15/11	673,600
				2,050,436

	Pulp & Paper (1.9%)
315	Abitibi-Consolidated Inc. (Canada)	6.00	06/20/13	277,987
215	Abitibi-Consolidated Inc. (Canada)	7.75	06/15/11	212,850
830	Georgia-Pacific Corp.	8.875	02/01/10	929,600
				1,420,437

	Real Estate Investment Trusts (1.5%)
57	HMH Properties, Inc. (Series B)	7.875	08/01/08	57,997
540	Host Marriott LP	6.375	03/15/15	526,500
550	Host Marriott LP	7.125	11/01/13	564,437
				1,148,934

6

	Specialty Stores (2.0%)
200	General Nutrition Centers Inc.	8.50		12/01/10	171,500
580	Petro Stopping Centers LP/Petro Financial Corp.	9.00		02/15/12	574,200
770	Sonic Automotive, Inc.	8.625		08/15/13	766,150
					1,511,850

	Specialty Telecommunications (4.7%)
320	American Tower Corp.	7.125		10/15/12	337,600
310	American Tower Corp.	7.50		05/01/12	330,150
98	Panamsat Corp.	9.00		08/15/14	103,880
735	Panamsat Holding Corp.	10.375	††	11/01/14	510,825
445	Qwest Communications International	7.29	**	02/15/09	441,663
1,295	Qwest Services Corp.	13.50		12/15/10	1,489,250
145	Qwest Services Corp.	14.00		12/15/14	176,538
100	U.S. West Communications Corp.	5.625		11/15/08	99,000
					3,488,906

	Steel (0.9%)
605	Amsted Industries Inc. - 144A*	10.25		10/15/11	662,475

	Telecommunication Equipment (0.6%)
450	Nortel Networks Ltd.	6.125		02/15/06	452,250

	Telecommunications (0.8%)
550	Axtel SA (Mexico)	11.00		12/15/13	620,125
623	Exodus Communications, Inc. (a) (b) (f)	11.625		07/15/10	0
4,679	Rhythms Netconnections, Inc. (a) (b) (f)	12.75		04/15/09	0
					620,125

	Tobacco (0.5%)
390	RJ Reynolds Tobacco Holdings - 144A*	6.50		07/15/10	390,975

	Trucks/Construction/Farm Machinery (1.5%)
347	Manitowoc Inc. (The)	10.50		08/01/12	389,508
640	NMHG Holding Co.	10.00		05/15/09	688,000
					1,077,508

	Wholesale Distributors (1.5%)
160	Buhrmann US, Inc.	7.875		03/01/15	161,600
510	Buhrmann US, Inc.	8.25		07/01/14	524,025
425	Nebraska Book Company, Inc.	8.625		03/15/12	401,625
					1,087,250

	Wireless Telecommunications (2.6%)
430	Rural Cellular Corp.	8.37	**	03/15/10	445,050
235	Rural Cellular Corp.	9.625		05/15/08	237,350
305	SBA Comminications Corp.	8.50		12/01/12	333,213
473	SBA Communications Corp.	9.75	††	12/15/11	431,613
415	Ubiquitel Operating Co.	9.875		03/01/11	462,725
					1,909,951

	Total Corporate Bonds (Cost $84,675,397)				68,614,019

7

NUMBER OF
SHARES
	Common Stocks (d) (1.3%)
	Casino/Gaming (0.0%)
2,000	Fitzgeralds Gaming Corp. + (f)	0

	Food: Specialty/Candy (0.0%)
436	SFAC New Holdings Inc. (c) (f)	0
2,375	SFAC New Holdings Inc. ++ (c) (f)	0
120,000	Specialty Foods Acquisition Corp. - 144A* (f)	0
		0

	Medical/Nursing Services (0.0%)
418,663	Raintree Healthcare Corp. (c) (f)	0

	Restaurants (0.4%)
7,750	American Restaurant Group Holdings, Inc. - 144A* (f)	0
37,167	American Restaurant Group Holdings, Inc. (c) (f)	0
4,366	American Restaurant Group Holdings, Inc. (c) (f)	0
92,158	Catalina Restaurant Group (c) (f)	328,082
		328,082

	Specialty Telecommunications (0.0%)
12,688	Birch Telecom Inc. (c) (f)	127
131,683	PFB Telecom NV (Series B) (c) (f)	0
		127

	Telecommunications (0.0%)
2,251	Viatel Holdings Bermuda Ltd. (c)	7

	Textiles (0.0%)
298,461	U.S. Leather, Inc. (c) (f)	0

	Wireless Telecommunications (0.9%)
7,592	NII Holdings, Inc. (Class B)* (c )	641,144
521	USA Mobility, Inc. (c)	14,057
38,444	Vast Solutions, Inc. (Class B1) (c) (f)	0
38,444	Vast Solutions, Inc. (Class B2) (c) (f)	0
38,444	Vast Solutions, Inc. (Class B3) (c) (f)	0
		655,201
	Total Common Stocks (Cost $49,480,616)	983,417

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Convertible Bonds (0.6%)
	Telecommunication Equipment (0.6%)
$450	Nortel Networks Corp. (Canada) (Cost $433,814)	4.25%	09/01/08	425,813

8

NUMBER OF
SHARES
	Non-Convertible Preferred Stocks (0.4%)
	Broadcasting (0.1%)
14	Paxson Communications Corp.			95,900

	Restaurants (0.3%)
187	Catalina Restaurant Group (Units)‡ (f)			167,921

	Total Non-Convertible Preferred Stocks (Cost $332,279)			263,821

			EXPIRATION
			DATE
	Warrants (0.0%)
	Casino/Gaming (0.0%)
83,500	Aladdin Gaming Enterprises, Inc. - 144A* (f)		03/01/10	0
6,000	Resort At Summerlin LP - 144A* (f)		12/15/07	0
				0

	Personnel Services (0.0%)
42,250	Comforce Corp. - 144A* (f)		12/01/09	0

	Restaurants (0.0%)
1,500	American Restaurant Group Holdings, Inc. - 144A* (f)		08/15/08	0
39,250	Catalina Restaurant Group (c) (f)		07/10/12	0
				0
	Total Warrants (Cost $127,660)			0

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Short-Term Investment (3.6%)
	Repurchase Agreement
$2,649	The Bank of New York (dated 09/30/05;
	proceeds $2,6498,687) (e) (Cost $2,648,859)	3.75%	10/03/05	2,648,859

	Total Investments (Cost $137,698,625) (g)		98.4%	72,935,929

	Other Assets in Excess of Liabilities		1.6	1,218,083

	Net Assets		100.0%	$74,154,012

*	Resale is restricted to qualified institutional investors.
**	Floating rate security. Rate shown is the rate in effect at September 30, 2005.
+	Resale is restricted; acquired (12/22/98) at a cost basis of $9,020.
++	Resale is restricted; acquired (06/10/99) at a cost basis of $24.
†	Payment-in-kind security.
††	Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.
‡	Consists of one or more class of securities traded together as a unit; preferred stocks with attached warrants.
(a)	Issuer in bankruptcy.
(b)	Non-income producing security; bond in default.

9

(c)	Acquired through exchange offer.
(d)	Non-income producing securities.
(e)	Collateralized by Federal National Mortgage Association 5.5% due 08/01/35 valued at $2,701,836.
(f)

Securities with total market value equal to $496,130 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(g)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,963,985 and the aggregate gross unrealized depreciation is $66,718,419, resulting in net unrealized depreciation of $64,754,434.

Forward Foreign Currency Contract Open at September 30, 2005:

CONTRACT TO			DELIVERY	UNREALIZED
DELIVER		IN EXCHANGE FOR	DATE	APPRECIATION
EUR	220,000	$267,590	10/26/2005	$2,829

Currency Abbreviation:
EUR	Euro.

10

Morgan Stanley Variable Investment Series - Utilities Portfolio

Portfolio of Investments September 30, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.4%)
	Electric Utilities (56.2%)
240,000	AES Corp. (The)*	$3,943,200
75,000	Allegheny Energy, Inc.*	2,304,000
35,000	Ameren Corp.	1,872,150
55,000	American Electric Power Co., Inc.	2,183,500
65,000	CenterPoint Energy, Inc.	966,550
41,865	Cinergy Corp.	1,859,225
50,000	CMS Energy Corp.*	822,500
50,000	Consolidated Edison, Inc.	2,427,500
102,000	Constellation Energy Group, Inc.	6,283,200
85,000	Dominion Resources, Inc.	7,321,900
40,000	DPL, Inc.	1,112,000
110,432	Duke Energy Corp.	3,221,301
165,000	Edison International	7,801,200
95,000	Entergy Corp.	7,060,400
130,000	Exelon Corp.	6,947,200
60,000	FirstEnergy Corp.	3,127,200
155,000	FPL Group, Inc.	7,378,000
120,000	NRG Energy Inc.*	5,112,000
40,000	NSTAR	1,156,800
145,000	PG&E Corp.	5,691,250
70,000	Pinnacle West Capital Corp.	3,085,600
115,000	PNM Resources Inc.	3,297,050
220,000	PPL Corp.	7,112,600
100,000	Reliant Energy, Inc.*	1,544,000
130,000	SCANA Corp.	5,491,200
140,000	Southern Co. (The)	5,006,400
40,000	TECO Energy, Inc.	720,800
65,000	TXU Corp.	7,337,200
120,000	Wisconsin Energy Corp.	4,790,400
		116,976,326

	Energy (24.4%)
97,000	AGL Resources, Inc.	3,599,670
50,000	Burlington Resources, Inc.	4,066,000
145,000	Equitable Resources, Inc.	5,663,700
90,000	KeySpan Corp.	3,310,200
55,000	Kinder Morgan, Inc.	5,288,800
140,000	MDU Resources Group, Inc.	4,991,000
105,000	New Jersey Resources Corp.	4,827,900
30,000	Peabody Energy Corp.	2,530,500
80,000	Questar Corp.	7,049,600
80,000	Sempra Energy	3,764,800
230,000	Williams Companies, Inc. (The)	5,761,500
		50,853,670

1

	Telecommunications (16.8%)
70,932	ALLTEL Corp.				4,618,383
115,000	BellSouth Corp.				3,024,500
76,750	CenturyTel, Inc.				2,684,715
125,000	Crown Castle International Corp.*				3,078,750
125,946	SBC Communications, Inc.				3,018,926
290,750	Sprint Corp. (Fon Group)				6,914,035
69,860	Telefonica de Espana S.A. (ADR) (Spain)				3,445,495
134,000	Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)				2,850,180
80,120	Verizon Communications Inc.				2,619,123
100,000	Vodafone Group PLC (ADR) (United Kingdom)				2,597,000
					34,851,107

	Total Common Stocks(Cost $112,047,211)				202,681,103

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE
	Corporate Bonds (1.7%)
	Electric Utilities (1.0%)
$70	Carolina Power & Light Co.	5.13%		09/15/13	70,598
120	Cleco Power LLC	5.38		05/01/13	120,891
160	Commonwealth Edison Co. (Series 98)	6.15		03/15/12	166,426
400	Consumers Energy Co.	6.88		03/01/18	445,028
90	Duquesne Light Co. (Series O)	6.70		04/15/12	98,310
25	Entergy Gulf States, Inc.	3.60		06/01/08	24,020
35	Entergy Gulf States, Inc.	4.27	†	12/01/09	35,124
100	Exelon Corp.	6.75		05/01/11	107,315
70	FirstEnergy Corp. (Series B)	6.45		11/15/11	74,628
40	Indianapolis Power & Light Co. - 144A**	6.30		07/01/13	42,500
155	Jersey Central Power & Light Co. (Series MTN)	6.45		05/15/06	156,830
55	Pacific Gas & Electric Co.	6.05		03/01/34	57,419
145	Pinnacle West Capital Corp.	6.40		04/01/06	146,297
145	Public Service Co. of New Mexico (Series B)	7.50		08/01/18	166,993
145	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	146,277
85	Texas-New Mexico Power Co.	6.25		01/15/09	88,059
45	TXU Energy Co.	7.00		03/15/13	48,924
					1,995,639

	Energy (0.0%)
35	Panhandle Eastern Pipe Line Co.	4.80		08/15/08	34,948
25	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	24,306
					59,254

2

	Telecommunications (0.7%)
27	AT&T Corp.	9.05	11/15/11	30,544
160	AT&T Wireless Services, Inc.	7.88	03/01/11	182,363
50	AT&T Wireless Services, Inc.	8.75	03/01/31	67,694
145	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75	06/15/30	187,763
155	France Telecom S.A. (France)	8.50	03/01/31	208,360
420	GTE Corp.	7.90	02/01/27	448,223
55	SBC Communications, Inc.	6.45	06/15/34	58,331
90	Sprint Capital Corp.	8.38	03/15/12	106,050
90	Sprint Capital Corp.	8.75	03/15/32	121,052
90	Vodafone Airtouch PLC (United Kingdom)	7.75	02/15/10	100,481
				1,510,861

	Total Corporate Bonds (Cost $3,383,045)			3,565,754

	U.S. Government Obligations (0.0%)
30	U.S. Treasury Bond	6.38	08/15/27	37,186
30	U.S. Treasury Note	4.25	08/15/13	29,906

	Total U.S. Government Obligations (Cost $67,875)			67,092

	Short-Term Investment (1.1%)
	Repurchase Agreement
2,251	The Bank of New York
	(dated 09/30/05; proceeds $2,251,523) (a)
	(Cost $2,250,820)	3.75	10/03/05	2,250,820

	Total Investments (Cost $117,748,951) (b)		100.2%	208,564,769

	Liabilities in Excess of Other Assets		(0.2)	(423,398)

	Net Assets		100.0%	$208,141,371

ADR	American Depository Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
†	Floating rate security; rate shown is the rate in effect at September 30, 2005.
(a)	Collateralized by Federal National Mortgage Association 5.50% due 08/01/35 valued at $2,295,837.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $90,886,990 and the aggregate gross unrealized depreciation is $71,172, resulting in net unrealized appreciation of $90,815,818.

3

Morgan Stanley Variable Investment Series - Income Builder Portfolio

Portfolio of Investments September 30, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (58.1%)
	Aerospace & Defense (1.2%)
10,490	Northrop Grumman Corp.	$570,132
13,530	Raytheon Co.	514,411
		1,084,543

	Beverages: Alcoholic (0.5%)
6,900	Diageo PLC (ADR) (United Kingdom)	400,269

	Beverages: Non-Alcoholic (1.0%)
19,430	Coca-Cola Co. (The)	839,182

	Biotechnology (0.7%)
13,580	Chiron Corp.*	592,360

	Broadcasting (1.2%)
32,470	Clear Channel Communications, Inc.	1,067,938

	Chemicals: Major Diversified (2.3%)
39,240	Bayer AG (ADR) (Germany)*	1,444,032
11,360	Dow Chemical Co. (The)	473,371
4,297	Lanxess (Germany) *	128,081
		2,045,484

	Computer Processing Hardware (0.9%)
28,500	Hewlett-Packard Co.	832,200

	Department Stores (0.5%)
9,290	Kohl’s Corp.*	466,172

	Discount Stores (1.1%)
4,470	Target Corp.	232,127
17,020	Wal-Mart Stores, Inc.	745,816
		977,943

	Electric Utilities (2.4%)
14,610	American Electric Power Co., Inc.	580,017
7,950	Entergy Corp.	590,844
5,507	Exelon Corp.	294,294
12,120	FirstEnergy Corp.	631,694
		2,096,849

	Finance/Rental/Leasing (1.1%)
14,550	Freddie Mac	821,493
6,300	MBNA Corp.	155,232
		976,725

1

	Financial Conglomerates (4.1%)
27,140	Citigroup, Inc.	1,235,413
41,348	JPMorgan Chase & Co.	1,402,938
7,390	Prudential Financial, Inc.*	499,268
10,010	State Street Corp.	489,689
		3,627,308

	Food: Major Diversified (1.5%)
18,030	Unilever N.V. (NY Registered Shares) (Netherlands)*	1,288,244

	Food: Specialty/Candy (0.6%)
13,160	Cadbury Schweppes PLC (ADR) (United Kingdom)	536,007

	Household/Personal Care (0.3%)
4,900	Procter & Gamble Co. (The)	291,354

	Industrial Conglomerates (2.7%)
34,770	General Electric Co.	1,170,706
10,982	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	419,842
10,050	Siemens AG (ADR) (Germany)*	777,167
		2,367,715

	Industrial Machinery (0.1%)
970	Parker Hannifin Corp.	62,381

	Insurance Brokers/Services (0.2%)
5,500	Marsh & McLennan Companies, Inc.	167,145

	Integrated Oil (3.9%)
13,120	BP PLC (ADR) (United Kingdom)	929,552
14,808	ConocoPhillips	1,035,227
9,600	Exxon Mobil Corp.	609,984
13,590	Royal Dutch Shell PLC (ADR) (Class A) (Netherlands)	892,048
		3,466,811

	Investment Banks/Brokers (3.6%)
2,720	Goldman Sachs Group Inc. (The)	330,698
7,530	Lehman Brothers Holdings Inc.	877,094
20,220	Merrill Lynch & Co., Inc.	1,240,497
51,410	Schwab (Charles) Corp. (The)	741,846
		3,190,135

	Life/Health Insurance (0.2%)
13,650	Aegon N.V. (ARS) (Netherlands)	203,385

	Major Banks (1.4%)
16,800	Bank of America Corp.	707,280
8,720	PNC Financial Services Group	505,934
		1,213,214

	Major Telecommunications (2.5%)
16,780	France Telecom S.A. (ADR) (France)	482,425
39,974	Sprint Nextel Corp.	950,582
25,150	Verizon Communications Inc.	822,154
		2,255,161

2

	Managed Health Care (1.0%)
7,810	CIGNA Corp.	920,487

	Media Conglomerates (2.9%)
30,110	Disney (Walt) Co. (The)*	726,554
70,340	Time Warner, Inc.	1,273,857
17,970	Viacom Inc. (Class B) (Non-Voting)	593,190
		2,593,601

	Medical Specialties (1.0%)
8,380	Applera Corp. - Applied Biosystems Group	194,751
7,470	Bausch & Lomb, Inc.	602,680
4,400	Boston Scientific Corp.*	102,828
		900,259

	Motor Vehicles (0.6%)
19,730	Honda Motor Co., Ltd. (ADR) (Japan)	560,332

	Multi-Line Insurance (0.5%)
5,690	Hartford Financial Services Group, Inc. (The)	439,097

	Oil & Gas Pipelines (0.9%)
30,300	Williams Companies, Inc. (The)	759,015

	Oil Refining/Marketing (0.9%)
6,760	Valero Energy Corp.	764,286

	Oilfield Services/Equipment (1.2%)
12,100	Schlumberger Ltd. (Netherlands Antilles)	1,020,998

	Packaged Software (1.0%)
37,670	Symantec Corp.*	853,602

	Pharmaceuticals: Major (7.5%)
56,780	Bristol-Myers Squibb Co.*	1,366,127
9,550	GlaxoSmithKline PLC (ADR) (United Kingdom)	489,724
15,220	Lilly (Eli) & Co.	814,574
17,980	Roche Holdings Ltd. (ADR) (Switzerland)*	1,243,317
16,190	Sanofi-Aventis (ADR) (France)*	672,695
57,810	Schering-Plough Corp.	1,216,901
17,840	Wyeth	825,457
		6,628,795

	Precious Metals (0.9%)
16,520	Newmont Mining Corp.	779,248

	Property - Casualty Insurers (2.0%)
9,830	Chubb Corp. (The)	880,276
20,703	St. Paul Travelers Companies, Inc. (The)	928,944
		1,809,220

3

	Railroads (0.1%)
1,790	Norfolk Southern Corp.	72,602

	Restaurants (0.4%)
9,490	McDonald’s Corp.*	317,820

	Semiconductors (1.4%)
28,160	Intel Corp.	694,144
44,300	Micron Technology, Inc.*	589,190
		1,283,334

	Specialty Stores (0.1%)
3,650	Office Depot, Inc.*	108,405

	Telecommunication Equipment (0.9%)
35,615	Motorola, Inc.	786,735

	Tobacco (0.8%)
10,240	Altria Group, Inc.	754,790

	Total Common Stocks (Cost $42,120,633)	51,401,151

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Convertible Bonds (16.9%)
	Airlines (1.4%)
$1,500	Continental Airlines Inc.	4.50%	02/01/07	1,230,000

	Biotechnology (1.1%)
800	Invitrogen Inc.	2.00	08/01/23	971,000

	Cable/Satellite TV (1.1%)
1,000	Echostar Communications Corp.	5.75	05/15/08	995,000

	Electric Utilities (0.6%)
173	PG&E Corp.	9.50	06/30/10	511,431

	Electronic Components (1.1%)
1,000	SCI Systems, Inc.	3.00	03/15/07	967,500

	Electronic Production Equipment (1.2%)
1,100	Veeco Instruments, Inc.	4.13	12/21/08	1,034,000

	Hospital/Nursing Management (1.3%)
1,000	Community Health Systems	4.25	10/15/08	1,167,500

	Hotels/Resorts/Cruiselines (1.3%)
1,000	Hilton Hotels Corp. - 144A**	3.38	04/15/23	1,146,250

4

	Household/Personal Care (1.5%)
1,000	Church & Dwight Co., Inc. - 144A**	5.25	08/15/33	1,335,000

	Industrial Conglomerates (1.4%)
1,000	Tyco Internatioanl Group SA (Luxembourg)	2.75	01/15/18	1,233,750

	Internet Retail (1.0%)
901	Amazon.com, Inc.	4.75	02/01/09	885,232

	Investment Banks/Brokers (0.6%)
509	E*Trade Financial Corp.	6.00	02/01/07	517,271

	Media Conglomerates (1.2%)
1,080	Walt Disney Co. (The)	2.13	04/15/23	1,102,950

	Semiconductors (1.1%)
950	Skyworks Solutions, Inc.	4.75	11/15/07	960,688

	Telecommunication Equipment (1.0%)
925	Terayon Communication Systems, Inc.	5.00	08/01/07	891,469

	Total Convertible Bonds (Cost $14,581,208)			14,949,041

	Corporate Bonds (15.6%)
	Agricultural Commodities/Milling (1.7%)
1,460	Corn Products International Inc.	8.25	07/15/07	1,544,045

	Apparel/Footwear (1.4%)
1,250	Tommy Hilfiger USA Inc.	6.85	06/01/08	1,262,500

	Broadcasting (1.5%)
1,200	Clear Channel Communications, Inc.	8.00	11/01/08	1,293,002

	Building Products (1.5%)
1,200	American Standard, Inc.	8.25	06/01/09	1,327,369

	Home Building (1.4%)
1,200	Toll Corp.	8.25	02/01/11	1,261,500

	Hotels/Resorts/Cruiselines (2.5%)
2,000	Starwood Hotels & Resorts Worldwide, Inc.	7.88	05/01/12	2,190,000

	Managed Health Care (1.2%)
1,000	Magellan Health Services, Inc. ( Series A)	9.38	11/15/08	1,056,250

	Other Metals/Minerals (1.4%)
1,200	USEC Inc.	6.63	01/20/06	1,200,000

5

	Publishing: Newspapers (1.2%)
1,000	Media General Inc.	6.95	09/01/06	1,014,104

	Specialty Stores (1.0%)
924	National Vision Inc.	12.00	03/30/09	925,110

	Trucks/Construction/Farm Machinery (0.8%)
700	Navistar International (Series B)	9.38	06/01/06	717,500

	Total Corporate Bonds (Cost $13,929,323)			13,791,380

NUMBER OF
SHARES
	Convertible Preferred Stocks (8.1%)
	Electric Utilities (1.5%)
18,000	FPL Group, Inc. $4.00			1,280,700

	Financial Conglomerates (1.0%)
27,000	Citigroup Funding Inc.			841,050

	Investment Banks/Brokers (1.1%)
38,000	Lehman Brothers Holdings Inc. (Series GIS) $1.5625			990,280

	Life/Health Insurance (1.4%)
44,000	MetLife, Inc (Series B) $6.375			1,235,080

	Pharmaceuticals: Major (0.8%)
13,500	Schering-Plough Corp. $3.00			732,105

	Property - Casualty Insurers (0.8%)
30,000	Travelers Property Casualty Corp. $1.125			721,800

	Real Estate Investment Trusts (0.4%)
9,000	Equity Residential Properties Trust (Series E) $1.75			380,250

	Telecommunication Equipment (1.1%)
1,000	Lucent Technologies Capital Trust $77.50			1,012,500

	Total Convertible Preferred Stocks (Cost $6,464,533)			7,193,765

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (1.2%)
	Repurchase Agreement
$1,136	The Bank of New York (dated 09/30/05; proceeds $1,137,097) (a) (Cost $1,136,742)	3.75	10/03/05	1,136,742

	Total Investments (Cost $78,232,439) (b)		99.9%	88,472,079

	Other Assets in Excess of Liabilities		0.1	68,428

	Net Assets		100.0%	$88,540,507

ADR	American Depository Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
(a)	Collateralized by Federal National Mortgage Assoc. 5.50% due 08/01/35 valued at $1,159,477
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $12,429,738 and the aggregate gross unrealized depreciation is $2,190,098, resulting in net unrealized appreciation of $10,239,640.

6

Morgan Stanley Variable Investment Series - Dividend Growth Portfolio

Portfolio of Investments September 30, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.1%)
	Aerospace & Defense (0.9%)
127,177	Northrop Grumman Corp.	$6,912,070

	Apparel/Footwear (1.4%)
182,608	V.F. Corp.	10,585,786

	Auto Parts: O.E.M. (1.1%)
135,339	Johnson Controls, Inc.	8,397,785

	Beverages: Non-Alcoholic (1.8%)
306,878	Coca-Cola Co. (The)	13,254,061

	Biotechnology (0.7%)
58,948	Genentech, Inc.*	4,964,011

	Chemicals: Agricultural (1.5%)
183,492	Monsanto Co.	11,514,123

	Chemicals: Major Diversified (1.5%)
262,468	Dow Chemical Co. (The)	10,937,041

	Computer Communications (1.4%)
438,915	Juniper Networks, Inc.*	10,441,788

	Computer Processing Hardware (2.8%)
210,013	Apple Computer, Inc.*	11,258,797
276,926	Dell, Inc.*	9,470,869
		20,729,666

	Data Processing Services (0.8%)
149,097	First Data Corp.	5,963,880

	Discount Stores (3.3%)
474,186	Target Corp.	24,624,479

	Drugstore Chains (2.8%)
715,403	CVS Corp.	20,753,841

	Electric Utilities (2.9%)
217,454	Exelon Corp.	11,620,742
212,375	FPL Group, Inc.	10,109,050
		21,729,792

1

	Financial Conglomerates (4.8%)
457,009	Citigroup, Inc.	20,803,050
163,282	JPMorgan Chase & Co.	5,540,158
111,665	UBS AG (ADR) (Switzerland)	9,547,357
		35,890,565

	Financial Publishing/Services (0.9%)
139,481	McGraw-Hill Companies, Inc. (The)	6,700,667

	Food: Major Diversified (3.6%)
479,756	PepsiCo, Inc.	27,206,963

	Home Improvement Chains (1.3%)
260,867	Home Depot, Inc. (The)	9,949,467

	Household/Personal Care (3.3%)
418,546	Procter & Gamble Co. (The)	24,886,745

	Industrial Conglomerates (9.7%)
267,600	3M Co.	19,631,136
700,506	General Electric Co.	23,586,037
570,744	United Technologies Corp.	29,587,369
		72,804,542

	Information Technology Services (1.7%)
162,169	International Business Machines Corp.	13,009,197

	Integrated Oil (8.3%)
412,755	BP PLC (ADR) (United Kingdom)	29,243,692
520,907	Exxon Mobil Corp.	33,098,431
		62,342,123

	Internet Software/Services (2.3%)
25,400	Google, Inc. (Class A)*	8,038,084
285,234	Yahoo!, Inc.*	9,652,319
		17,690,403

	Investment Banks/Brokers (3.1%)
99,515	Goldman Sachs Group Inc. (The)	12,099,034
181,177	Merrill Lynch & Co., Inc.	11,115,209
		23,214,243

	Investment Managers (1.9%)
441,499	Mellon Financial Corp.	14,114,723

	Life/Health Insurance (1.6%)
223,915	Lincoln National Corp.	11,648,058

	Major Banks (3.0%)
535,796	Bank of America Corp.	22,557,011

	Major Telecommunications (1.6%)
361,472	Verizon Communications Inc.	11,816,520

2

	Managed Health Care (3.6%)
189,214	Caremark Rx, Inc.*	9,447,455
313,769	UnitedHealth Group Inc.	17,633,818
		27,081,273

	Medical Specialties (2.3%)
21,093	Alcon, Inc. (Switzerland)	2,697,373
98,639	Fisher Scientific International, Inc.*	6,120,550
163,572	Medtronic, Inc.	8,770,731
		17,588,654

	Office Equipment/Supplies (2.3%)
415,030	Pitney Bowes, Inc.	17,323,352

	Oil & Gas Production (1.7%)
290,162	XTO Energy Inc.	13,150,142

	Oilfield Services/Equipment (1.9%)
129,141	Halliburton Co.	8,848,741
63,300	Schlumberger Ltd. (Netherlands Antilles)	5,341,254
		14,189,995

	Packaged Software (3.4%)
737,534	Microsoft Corp.	18,976,750
274,000	Symantec Corp.*	6,208,840
		25,185,590

	Pharmaceuticals: Major (6.9%)
385,149	Bristol-Myers Squibb Co.	9,266,685
213,615	Johnson & Johnson	13,517,557
420,159	Pfizer, Inc.	10,491,370
404,380	Wyeth	18,710,663
		51,986,275

	Property - Casualty Insurers (0.2%)
36,600	St. Paul Travelers Companies, Inc. (The)	1,642,242

	Semiconductors (4.1%)
565,269	Intel Corp.	13,933,881
158,234	Marvell Technology Group Ltd. (Bermuda)*	7,296,170
293,505	Texas Instruments Inc.	9,949,819
		31,179,870

	Telecommunication Equipment (1.2%)
209,175	QUALCOMM Inc.	9,360,581

	Tobacco (1.5%)
155,244	Altria Group, Inc.	11,443,035

	Total Common Stocks (Cost $568,111,968)	744,770,559

3

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (a) (1.3%)
	U.S. Government Agency
$10,100	Federal National Mortgage Assoc. 3.50% due 10/03/05 (Cost $10,098,036)		10,098,036

	Total Investments (Cost $578,210,004) (b)	100.5%	754,868,595

	Liabilities in Excess of Other Assets	(0.5)	(3,489,390)

	Net Assets	100.0%	$751,379,205

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $186,574,866 and the aggregate gross unrealized depreciation is $9,916,275, resulting in net unrealized appreciation of $176,658,591.

See Notes to Financial Statements

4

Morgan Stanley Variable Investment Series - Global Dividend Growth Portfolio

Portfolio of Investments September 30, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.2%)
	Australia (2.3%)
	Beverages: Alcoholic
375,475	Foster’s Group Ltd.	$1,669,346

	Construction Materials
263,409	Boral Ltd.	1,621,067

	Major Banks
104,605	National Australia Bank Ltd.	2,636,457

	Total Australia	5,926,870

	Bermuda (2.4%)
	Industrial Conglomerates
223,764	Tyco International Ltd.	6,231,827

	Cayman Islands (0.8%)
	Property - Casualty Insurers
32,635	XL Capital Ltd. (Class A)	2,220,159

	France (5.9%)
	Construction Materials
33,515	Lafarge S.A.	2,948,619

	Integrated Oil
18,843	Total S.A.	5,143,225

	Major Banks
47,317	BNP Paribas S.A.	3,597,047

	Pharmaceuticals: Major
45,815	Sanofi-Aventis	3,785,722

	Total France	15,474,613

	Germany (1.4%)
	Chemicals: Major Diversified
19,803	BASF AG	1,487,577

1

	Motor Vehicles
45,318	Bayerische Motoren Werke (BMW) AG	2,127,509

	Total Germany	3,615,086

	Hong Kong (0.6%)
	Electric Utilities
307,500	Hong Kong Electric Holdings Ltd.	1,533,952

	Ireland (2.2%)
	Food: Specialty/Candy
107,022	Kerry Group PLC (A Shares)	2,501,848

	Major Banks
206,267	Bank of Ireland	3,260,047

	Total Ireland	5,761,895

	Italy (3.6%)
	Integrated Oil
184,051	ENI SpA	5,466,121

	Major Telecommunications
1,448,975	Telecom Italia SpA - RNC	4,031,626

	Total Italy	9,497,747

	Japan (9.3%)
	Electrical Products
247,600	Sumitomo Electric Industries, Ltd.	3,336,810

	Electronic Equipment/Instruments
62,800	Canon, Inc.	3,390,857

	Electronics/Appliances
82,300	Fuji Photo Film Co., Ltd.	2,711,195

	Household/Personal Care
121,000	Kao Corp.	2,978,904

	Motor Vehicles
59,200	Toyota Motor Corp.	2,711,530

	Pharmaceuticals: Major
80,800	Takeda Pharmaceutical Co., Ltd.	4,811,134

	Pharmaceuticals: Other
73,100	Astellas Pharma Inc.	2,749,379

2

	Property - Casualty Insurers
138,000	Mitsui Sumitomo Insurance Co., Ltd.	1,597,217

	Total Japan	24,287,026

	Netherlands (4.7%)
	Food: Major Diversified
36,460	Unilever NV (Share Certificates)	2,592,028

	Industrial Conglomerates
40,920	Koninklijke (Royal) Philips Electronics NV	1,087,408

	Integrated Oil
103,890	Royal Dutch Shell PLC (ADR) (Class A) (Netherlands)	6,819,340

	Publishing: Books/Magazines
99,307	Wolters Kluwer NV (Share Certificates)	1,847,648

	Total Netherlands	12,346,424

	New Zealand (0.9%)
	Major Telecommunications
601,340	Telecom Corporation of New Zealand Ltd.	2,504,000

	South Korea (0.8%)
	Wireless Telecommunications
101,082	SK Telecom Co., Ltd. (ADR)	2,207,631

	Spain (2.1%)
	Major Banks
151,918	Banco Bilbao Vizcaya Argentaria, S.A.	2,663,992

	Major Telecommunications
180,949	Telefonica S.A.	2,962,113

	Total Spain	5,626,105

	Switzerland (5.5%)
	Chemicals: Agricultural
24,811	Syngenta AG*	2,597,258

	Financial Conglomerates
33,359	UBS AG (Registered Shares)	2,834,896

3

	Food: Major Diversified
18,871	Nestle S.A. (Registered Shares)	5,525,424

	Pharmaceuticals: Major
70,520	Novartis AG (Registered Shares)	3,576,667

	Total Switzerland	14,534,245

	Taiwan (0.8%)
	Major Telecommunications
107,983	Chunghwa Telecom Co., Ltd. (ADR)	1,998,765

	United Kingdom (18.4%)
	Advertising/Marketing Services
137,133	WPP Group PLC	1,395,066

	Aerospace & Defense
641,765	Rolls-Royce Group PLC*	4,226,137

	Beverages: Alcoholic
231,683	Diageo PLC	3,329,114

	Food Retail
544,025	Morrison (W.M.) Supermarkets PLC	1,704,926

	Food: Specialty/Candy
460,354	Cadbury Schweppes PLC	4,642,639

	Investment Managers
197,831	Amvescap PLC	1,283,569

	Major Banks
327,895	Barclays PLC	3,312,580
140,675	Royal Bank of Scotland Group PLC	3,990,708
		7,303,288

	Miscellaneous Commercial Services
382,738	Rentokil Initial PLC	1,115,116

	Other Transportation
173,648	BAA PLC	1,910,431

	Pharmaceuticals: Major
287,348	GlaxoSmithKline PLC	7,305,507

	Publishing: Books/Magazines
479,995	Reed Elsevier PLC	4,438,734

4

	Tobacco
160,892	Imperial Tobacco Group PLC	4,606,779

	Wireless Telecommunications
1,905,147	Vodafone Group PLC	4,954,473

	Total United Kingdom	48,215,779

	United States (35.5%)
	Aerospace & Defense
107,891	Boeing Co.	7,331,193
12,072	General Dynamics Corp.	1,443,208
38,902	Northrop Grumman Corp.	2,114,324
		10,888,725

	Aluminum
72,868	Alcoa, Inc.	1,779,437

	Computer Processing Hardware
137,045	Hewlett-Packard Co.	4,001,714

	Data Processing Services
66,971	First Data Corp.	2,678,840

	Electric Utilities
70,163	American Electric Power Co., Inc.	2,785,471

	Finance/Rental/Leasing
44,523	Freddie Mac	2,513,769

	Financial Conglomerates
237,112	Citigroup, Inc.	10,793,338
24,708	Prudential Financial, Inc.*	1,669,272
		12,462,610

	Information Technology Services
76,865	International Business Machines Corp.	6,166,110

	Integrated Oil
56,961	Chevron Corp.	3,687,086
21,006	Exxon Mobil Corp.	1,334,721
		5,021,807

	Investment Banks/Brokers
55,069	Merrill Lynch & Co., Inc.	3,378,484

	Investment Managers
98,410	Mellon Financial Corp.	3,146,168

5

	Major Telecommunications
57,064	SBC Communications, Inc.	1,367,824
82,421	Verizon Communications Inc.	2,694,342
		4,062,166

	Multi-Line Insurance
23,705	American International Group, Inc.	1,468,762

	Pharmaceuticals: Major
130,161	Bristol-Myers Squibb Co.	3,131,674
151,078	Pfizer, Inc.	3,772,418
195,176	Schering-Plough Corp.	4,108,455
127,079	Wyeth	5,879,945
		16,892,492

	Property - Casualty Insurers
80,097	St. Paul Travelers Companies, Inc. (The)	3,593,952

	Publishing: Newspapers
40,895	New York Times Co. (The) (Class A)	1,216,626

	Pulp & Paper
49,629	Georgia-Pacific Corp.	1,690,364

	Restaurants
97,047	McDonald’s Corp.	3,250,104

	Tobacco
81,966	Altria Group, Inc.	6,041,714

	Total United States	93,039,315

	Total Common Stocks (Cost $196,108,283)	255,021,439

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (a) (2.6%)
	U.S. Government Agency
$6,700	Federal National Mortgage Assoc. 3.50% due 10/03/05 (Cost $6,698,697)		6,698,697

	Total Investments (Cost $202,806,980) (b)	99.8%	261,720,136

	Other Assets in Excess of Liabilities	0.2	525,366

	Net Assets	100.0%	$262,245,502

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $64,233,406 and the aggregate gross unrealized depreciation is $5,320,250, resulting in net unrealized appreciation of $58,913,156.

6

Morgan Stanley Variable Investment Series - Global Dividend Growth Portfolio

Summary of Investments September 30, 2005 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS
Pharmaceuticals: Major	$36,371,522	13.9%
Integrated Oil	22,450,493	8.6
Major Banks	19,460,831	7.4
Major Telecommunications	15,558,670	5.9
Financial Conglomerates	15,297,506	5.8
Aerospace & Defense	15,114,862	5.8
Tobacco	10,648,493	4.1
Food: Major Diversified	8,117,452	3.1
Property - Casualty Insurers	7,411,328	2.8
Industrial Conglomerates	7,319,235	2.8
Wireless Telecommunications	7,162,104	2.7
Food: Specialty/Candy	7,144,487	2.7
U.S. Government Agency	6,698,697	2.6
Publishing: Books/Magazines	6,286,382	2.4
Information Technology Services	6,166,110	2.4
Beverages: Alcoholic	4,998,460	1.9
Motor Vehicles	4,839,039	1.8
Construction Materials	4,569,686	1.7
Investment Managers	4,429,737	1.7
Electric Utilities	4,319,423	1.6
Computer Processing Hardware	4,001,714	1.5
Electronic Equipment/Instruments	3,390,857	1.3
Electrical Products	3,336,810	1.3
Investment Banks/Brokers	3,378,484	1.3
Restaurants	3,250,104	1.2
Household/Personal Care	2,978,904	1.1
Pharmaceuticals: Other	2,749,379	1.1
Electronics/Appliances	2,711,195	1.0
Data Processing Services	2,678,840	1.0
Chemicals: Agricultural	2,597,258	1.0
Finance/Rental/Leasing	2,513,769	1.0
Other Transportation	1,910,431	0.7
Aluminum	1,779,437	0.7
Food Retail	1,704,926	0.7
Pulp & Paper	1,690,364	0.6
Chemicals: Major Diversified	1,487,577	0.6
Multi-Line Insurance	1,468,762	0.6
Advertising/Marketing Services	1,395,066	0.5
Publishing: Newspapers	1,216,626	0.5
Miscellaneous Commercial Services	1,115,116	0.4

	$261,720,136	99.8%

7

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments September 30, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.1%)

	Austria (1.8%)
	Major Banks
31,904	Erste Bank der Oesterreichischen Sparkassen AG	$1,706,371

	Major Telecommunications
84,772	Telekom Austria AG	1,686,238

	Total Austria	3,392,609

	Finland (2.1%)
	Telecommunication Equipment
235,906	Nokia Oyj	3,952,484

	France (14.7%)
	Electrical Products
20,129	Schneider Electric S.A.	1,589,483

	Gas Distributors
13,488	Gaz de France (GDF)	450,996

	Integrated Oil
29,347	Total S.A.	8,010,307

	Major Banks
86,134	BNP Paribas S.A.	6,547,922

	Major Telecommunications
141,939	France Telecom S.A.	4,073,844
144,400	France Telecom S.A. (Rights)*	11,715
		4,085,559

	Multi-Line Insurance
103,301	Axa	2,835,757

	Pharmaceuticals: Major
49,810	Sanofi-Aventis	4,115,831

	Total France	27,635,855

	Germany (11.1%)
	Industrial Conglomerates
48,871	Siemens AG (Registered Shares)	3,765,109

1

	Major Banks
91,161	Commerzbank AG	2,487,157
40,395	Deutsche Bank AG (Registered Shares)	3,778,219
		6,265,376

	Medical/Nursing Services
23,055	Fresenius Medical Care AG	2,099,018

	Motor Vehicles
62,240	Bayerische Motoren Werke (BMW) AG	2,921,932
28,394	Volkswagen AG	1,747,290
		4,669,222

	Multi-Line Insurance
30,910	Allianz AG (Registered Shares)	4,173,513

	Total Germany	20,972,238

	Italy (3.4%)
	Integrated Oil
151,432	ENI SpA	4,497,371

	Major Telecommunications
686,606	Telecom Italia SpA - RNC	1,910,411

	Total Italy	6,407,782

	Netherlands (12.1%)
	Air Freight/Couriers
103,669	TNT NV	2,575,477

	Electronic Production Equipment
211,132	ASML Holding NV*	3,466,355

	Financial Conglomerates
57,273	ING Groep NV (Share Certificates)	1,705,766

	Food: Specialty/Candy
45,554	Royal Numico NV*	1,993,497

	Integrated Oil
123,554	Royal Dutch Shell PLC (Class A)	4,079,283

	Major Telecommunications
400,107	Koninklijke (Royal) KPN NV	3,587,429

	Publishing: Books/Magazines
64,368	VNU NV	2,023,066
181,629	Wolters Kluwer NV (Share Certificates)	3,379,282
		5,402,348

	Total Netherlands	22,810,155

2

	Spain (6.2%)
	Major Banks
360,279	Banco Bilbao Vizcaya Argentaria, S.A.	6,317,752
298,996	Banco Santander Central Hispano, S.A.	3,927,841
		10,245,593

	Tobacco
32,053	Altadis, S.A.	1,435,808

	Total Spain	11,681,401

	Sweden (4.5%)
	Industrial Machinery
88,216	Atlas Copco - AB-A Shares	1,706,966
69,598	Sandvik AB	3,461,046
		5,168,012

	Major Banks
134,864	ForeningsSparbanken AB	3,261,997

	Total Sweden	8,430,009

	Switzerland (10.2%)
	Financial Conglomerates
23,163	UBS AG (Registered Shares)	1,968,426

	Food: Major Diversified
11,269	Nestle S.A. (Registered Shares)	3,299,560

	Major Banks
42,791	Credit Suisse Group	1,894,255

	Other Consumer Specialties
75,644	Compagnie Financiere Richemont AG (Series A) (Units)+	2,995,021

	Pharmaceuticals: Major
105,390	Novartis AG (Registered Shares)	5,345,221
26,035	Roche Holding AG (Switzerland)	3,616,419
		8,961,640

	Total Switzerland	19,118,902

	United Kingdom (32.0%)
	Chemicals: Specialty
132,239	BOC Group PLC	2,688,226

	Electric Utilities
746,820	International Power PLC	3,272,045

	Food Retail
1,682,150	Morrison (W.M.) Supermarkets PLC	5,271,707
321,185	Tesco PLC	1,752,641
		7,024,348

3

	Food: Specialty/Candy
246,067	Cadbury Schweppes PLC	2,481,569

	Hotels/Resorts/Cruiselines
17,941	Carnival PLC	927,127

	Household/Personal Care
79,594	Reckitt Benckiser PLC	2,423,537

	Integrated Oil
102,534	BG Group PLC	972,584
695,023	BP PLC	8,253,036
		9,225,620

	Life/Health Insurance
373,479	Prudential PLC	3,387,884

	Major Banks
110,225	HSBC Holdings PLC	1,782,077
127,607	Royal Bank of Scotland Group PLC	3,619,991
130,341	Standard Chartered PLC	2,810,506
		8,212,574

	Medical Specialties
117,577	Smith & Nephew PLC	986,748

	Other Metals/Minerals
71,711	Anglo American PLC	2,136,729

	Pharmaceuticals: Major
64,179	AstraZeneca PLC	2,981,608
207,947	GlaxoSmithKline PLC	5,286,824
		8,268,432

	Semiconductors
414,036	ARM Holdings PLC	857,735

	Wireless Telecommunications
1,022,305	O2 PLC	2,843,327
2,153,890	Vodafone Group PLC	5,601,347
		8,444,674

	Total United Kingdom	60,337,248

	Total Common Stocks (Cost $146,287,450)	184,738,683

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (a) (1.3%)

	U.S. Government Agency
$2,474	Federal National Mortgage Assoc. 3.50% due 10/03/05 (Cost $2,473,519)		$2,473,519

	Total Investments (Cost $148,760,969) (b)	99.4%	187,212,202
	Other Assets in Excess of Liabilities	0.6	1,082,752
	Net Assets	100.0%	$188,294,954

*	Non-income producing security.
+	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $39,906,954 and the aggregate gross unrealized depreciation is $1,455,721, resulting in net unrealized appreciation of $38,451,233.

4

Summary of Investments

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Major Banks	$38,134,088	20.3%
Integrated Oil	25,812,581	13.7
Pharmaceuticals: Major	21,345,903	11.3
Major Telecommunications	11,269,637	6.0
Wireless Telecommunications	8,444,674	4.5
Food Retail	7,024,348	3.7
Multi-Line Insurance	7,009,270	3.7
Publishing: Books/Magazines	5,402,348	2.9
Industrial Machinery	5,168,012	2.7
Motor Vehicles	4,669,222	2.5
Food: Specialty/Candy	4,475,066	2.4
Telecommunication Equipment	3,952,484	2.1
Industrial Conglomerates	3,765,109	2.0
Financial Conglomerates	3,674,192	2.0
Electronic Production Equipment	3,466,355	1.8
Life/Health Insurance	3,387,884	1.8
Food: Major Diversified	3,299,560	1.8
Electric Utilities	3,272,045	1.7
Other Consumer Specialties	2,995,021	1.6
Chemicals: Specialty	2,688,226	1.4
Air Freight/Couriers	2,575,477	1.4
U.S. Government Agencies & Obligations	2,473,519	1.3
Household/Personal Care	2,423,537	1.3
Other Metals/Minerals	2,136,729	1.1
Medical/Nursing Services	2,099,018	1.1
Electrical Products	1,589,483	0.8
Tobacco	1,435,808	0.8
Medical Specialties	986,748	0.5
Hotels/Resorts/Cruiselines	927,127	0.5
Semiconductors	857,735	0.5
Gas Distributors	450,996	0.2

	$187,212,202	99.4%

5

Morgan Stanley Variable Investment Series - Equity Portfolio

Portfolio of Investments September 30, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.7%)
	Advertising/Marketing Services (2.1%)
145,992	Getty Images, Inc.*	$12,561,152

	Apparel/Footwear Retail (2.1%)
257,500	Chico’s FAS, Inc.*	9,476,000
110,800	Urban Outfitters, Inc.*	3,257,520
		12,733,520

	Biotechnology (6.1%)
110,900	Amgen Inc.*	8,835,403
116,800	Genentech, Inc.*	9,835,728
119,800	Genzyme Corp.*	8,582,472
193,330	Gilead Sciences, Inc.*	9,426,771
		36,680,374

	Casino/Gaming (2.2%)
195,000	Station Casinos, Inc.	12,940,200

	Chemicals: Agricultural (3.3%)
178,000	Monsanto Co.	11,169,500
93,700	Potash Corp. of Saskatchewan, Inc. (Canada)	8,744,084
		19,913,584

	Coal (1.4%)
95,900	Peabody Energy Corp.	8,089,165

	Computer Processing Hardware (3.7%)
255,400	Apple Computer, Inc.*	13,691,994
250,800	Dell, Inc.*	8,577,360
		22,269,354

	Data Processing Services (1.3%)
213,400	CheckFree Corp.*	8,070,788

	Discount Stores (0.4%)
49,400	Target Corp.	2,565,342

	Electronics/Appliance Stores (1.6%)
218,250	Best Buy Co., Inc.	9,500,422

	Financial Publishing/Services (2.0%)
229,600	Moody’s Corp.	11,727,968

	Food: Major Diversified (0.6%)
77,500	Kellogg Co.	3,575,075

1

	Home Building (0.5%)
103,300	Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*	3,172,343

	Home Improvement Chains (0.4%)
65,000	Home Depot, Inc. (The)	2,479,100

	Hotels/Resorts/Cruiselines (1.8%)
221,200	Carnival Corp. (Panama)	11,055,576

	Information Technology Services (0.6%)
83,400	Cognizant Technology Solutions Corp. (Class A)*	3,885,606

	Integrated Oil (1.0%)
94,200	Suncor Energy, Inc. (Canada)	5,701,926

	Internet Software/Services (8.0%)
97,325	Google, Inc. (Class A)*	30,799,470
514,700	Yahoo!, Inc.*	17,417,448
		48,216,918

	Investment Banks/Brokers (5.5%)
10,200	Chicago Mercantile Exchange Holdings, Inc.	3,440,460
114,150	Goldman Sachs Group Inc. (The)	13,878,357
145,000	Greenhill & Co., Inc.	6,045,050
621,100	Nomura Holdings, Inc. (ADR) (Japan)	9,651,894
		33,015,761

	Major Telecommunications (3.6%)
903,515	Sprint Nextel Corp.	21,485,587

	Managed Health Care (0.6%)
60,900	UnitedHealth Group Inc.	3,422,580

	Medical Specialties (9.4%)
163,800	Alcon, Inc. (Switzerland)	20,946,744
428,000	Dade Behring Holdings Inc.	15,690,480
99,600	INAMED Corp.*	7,537,728
43,600	Kinetic Concepts, Inc.*	2,476,480
121,700	Medtronic, Inc.	6,525,554
72,500	St. Jude Medical, Inc.*	3,393,000
		56,569,986

	Miscellaneous Commercial Services (1.7%)
264,300	Bright Horizons Family Solutions, Inc.*	10,149,120

	Multi-Line Insurance (1.0%)
75,600	Hartford Financial Services Group, Inc. (The)	5,834,052

	Oil & Gas Production (10.5%)
107,000	EnCana Corp. (Canada)	6,239,170
55,400	Southwestern Energy Co.*	4,066,360
921,000	Ultra Petroleum Corp. (Canada)*	52,386,480
		62,692,010

2

	Other Consumer Services (5.5%)
165,040	Apollo Group, Inc. (Class A)*	10,957,006
537,100	eBay, Inc.*	22,128,520
		33,085,526

	Packaged Software (0.9%)
181,300	Adobe Systems, Inc.	5,411,805

	Personnel Services (1.5%)
293,400	Monster Worldwide, Inc.*	9,010,314

	Pharmaceuticals: Major (1.5%)
93,200	Johnson & Johnson	5,897,696
148,800	Schering-Plough Corp.	3,132,240
		9,029,936

	Property - Casualty Insurers (1.1%)
2,299	Berkshire Hathaway, Inc. (Class B)*	6,278,569

	Recreational Products (2.5%)
536,100	WMS Industries, Inc.*	15,080,493

	Restaurants (1.0%)
126,800	P.F. Chang’s China Bistro, Inc.*	5,684,444

	Semiconductors (5.5%)
606,100	Intel Corp.	14,940,365
393,500	Marvell Technology Group Ltd. (Bermuda)*	18,144,285
		33,084,650

	Specialty Stores (1.8%)
311,600	Claire’s Stores, Inc.	7,518,908
57,300	Guitar Center, Inc.*	3,163,533
		10,682,441

	Specialty Telecommunications (2.6%)
628,861	Crown Castle International Corp.*	15,488,846

	Telecommunication Equipment (1.7%)
144,000	Corning, Inc.*	2,783,520
159,000	QUALCOMM Inc.	7,115,250
		9,898,770

	Wireless Telecommunications (1.7%)
387,900	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	10,209,528

	Total Common Stocks (Cost $465,569,183)	591,252,831

3

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (a) (1.0%)
	U.S. Government Agency
$6,226	Federal National Mortgage Assoc.
	3.50% due 10/03/05
	(Cost $6,224,789)		6,224,789

	Total Investments (Cost $471,793,972) (b)	99.7%	597,477,620

	Other Assets in Excess of Liabilities	0.3	1,585,080

	Net Assets	100.0%	$599,062,700

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $131,717,505 and the aggregate gross unrealized depreciation is $6,033,857, resulting in net unrealized appreciation of $125,683,648.

4

Morgan Stanley Variable Investment Series - S & P 500 Index Portfolio

Portfolio of Investments September 30, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.5%)
	Advertising/Marketing Services (0.2%)
10,432	Interpublic Group of Companies, Inc. (The)*	$121,428
4,492	Omnicom Group, Inc.	375,666
		497,094

	Aerospace & Defense (1.4%)
20,243	Boeing Co.	1,375,512
4,959	General Dynamics Corp.	592,848
2,999	Goodrich Corp.	132,976
2,927	L-3 Communications Holdings, Inc.	231,438
8,977	Lockheed Martin Corp.	547,956
8,809	Northrop Grumman Corp.	478,769
11,134	Raytheon Co.	423,315
4,358	Rockwell Collins, Inc.	210,579
		3,993,393

	Agricultural Commodities/Milling (0.1%)
16,047	Archer-Daniels-Midland Co.	395,719

	Air Freight/Couriers (0.9%)
7,470	FedEx Corp.	650,861
27,314	United Parcel Service, Inc. (Class B)	1,888,217
		2,539,078

	Airlines (0.1%)
17,090	Southwest Airlines Co.	253,787

	Alternative Power Generation (0.0%)
14,011	Calpine Corp.*	36,288

	Aluminum (0.2%)
21,521	Alcoa, Inc.	525,543

	Apparel/Footwear (0.4%)
3,405	Cintas Corp.	139,775
9,377	Coach, Inc.*	294,063
2,921	Jones Apparel Group, Inc.	83,249
2,648	Liz Claiborne, Inc.	104,119
4,712	Nike, Inc. (Class B)	384,876
1,297	Reebok International Ltd.	73,371
2,203	V.F. Corp.	127,708
		1,207,161

	Apparel/Footwear Retail (0.3%)
14,295	Gap, Inc. (The)	249,162
8,613	Limited Brands, Inc.	175,964
5,462	Nordstrom, Inc.	187,456
11,493	TJX Companies, Inc. (The)	235,377
		847,959

	Auto Parts: O.E.M. (0.2%)
3,710	Dana Corp.	34,911
13,849	Delphi Corp.	38,223
3,636	Eaton Corp.	231,068
4,750	Johnson Controls, Inc.	294,738
3,139	Visteon Corp.*	30,699
		629,639

	Automotive Aftermarket (0.0%)
1,511	Cooper Tire & Rubber Co.	23,073
4,343	Goodyear Tire & Rubber Co. (The)*	67,707
		90,780

	Beverages: Alcoholic (0.4%)
19,162	Anheuser-Busch Companies, Inc.	824,732
2,047	Brown-Forman Corp. (Class B)	121,878
4,834	Constellation Brands Inc. (Class A)*	125,684
1,411	Molson Coors Brewing Co. (Class B)	90,318
		1,162,612

	Beverages: Non-Alcoholic (0.9%)
51,221	Coca-Cola Co. (The)	2,212,235
7,435	Coca-Cola Enterprises Inc.	144,983
3,425	Pepsi Bottling Group, Inc. (The)	97,784
		2,455,002

	Biotechnology (1.5%)
30,436	Amgen Inc.*	2,424,836
8,346	Biogen Idec Inc.*	329,500
2,688	Chiron Corp.*	117,251
6,332	Genzyme Corp.*	453,624
11,247	Gilead Sciences, Inc.*	548,404
6,077	MedImmune, Inc.*	204,491
1,272	Millipore Corp.*	79,996
		4,158,102

	Broadcasting (0.2%)
13,386	Clear Channel Communications, Inc.	440,266
5,679	Univision Communications, Inc. (Class A)*	150,664
		590,930

	Building Products (0.2%)
4,525	American Standard Companies, Inc.	210,639
10,617	Masco Corp.	325,730
		536,369

	Cable/Satellite TV (0.6%)
54,171	Comcast Corp. (Class A)*	1,591,544

	Casino/Gaming (0.2%)
4,529	Harrah’s Entertainment, Inc.	295,246
8,414	International Game Technology	227,178
		522,424

	Chemicals: Agricultural (0.2%)
6,627	Monsanto Co.	415,844

	Chemicals: Major Diversified (0.8%)
23,795	Dow Chemical Co. (The)	991,538
24,539	Du Pont (E.I.) de Nemours & Co.	961,193
2,010	Eastman Chemical Co.	94,410
2,963	Engelhard Corp.	82,697
2,755	Hercules Inc.*	33,666
3,586	Rohm & Haas Co.	147,492
		2,310,996

	Chemicals: Specialty (0.3%)
5,469	Air Products & Chemicals, Inc.	301,561
1,830	Ashland Inc.	101,089
7,976	Praxair, Inc.	382,290
1,665	Sigma-Aldrich Corp.	106,660
		891,600

	Commercial Printing/Forms (0.1%)
5,296	Donnelley (R.R.) & Sons Co.	196,323

	Computer Communications (1.1%)
10,462	Avaya Inc.*	107,759
157,646	Cisco Systems, Inc.*	2,826,593
2,237	QLogic Corp.*	76,505
		3,010,857

	Computer Peripherals (0.4%)
59,466	EMC Corp.*	769,490
2,929	Lexmark International, Inc. (Class A)*	178,815
9,076	Network Appliance, Inc.*	215,464
4,225	Seagate Technology Inc. (Escrow) (a)*	0
		1,163,769

	Computer Processing Hardware (2.0%)
20,470	Apple Computer, Inc.*	1,097,397
59,140	Dell, Inc.*	2,022,588
6,501	Gateway, Inc.*	17,553
70,674	Hewlett-Packard Co.	2,063,681
4,583	NCR Corp.*	146,244
84,120	Sun Microsystems, Inc.*	329,750
		5,677,213

	Construction Materials (0.1%)
1	Eagle Materials, Inc.	116
2,523	Vulcan Materials Co.	187,232
		187,348

	Containers/Packaging (0.2%)
2,687	Ball Corp.	98,720
2,637	Bemis Company, Inc.	65,134

3,694	Pactiv Corp.*	64,719
2,042	Sealed Air Corp.*	96,913
2,787	Temple-Inland Inc.	113,849
		439,335

	Contract Drilling (0.4%)
3,884	Nabors Industries, Ltd. (Bermuda)*	278,988
3,372	Noble Corp. (Cayman Islands)	230,847
2,687	Rowan Companies, Inc.*	95,362
8,110	Transocean Inc. (Cayman Islands)*	497,224
		1,102,421

	Data Processing Services (0.8%)
3,099	Affiliated Computer Services, Inc. (Class A)*	169,205
14,312	Automatic Data Processing, Inc.	615,988
4,558	Computer Sciences Corp.*	215,639
3,469	Convergys Corp.*	49,850
19,033	First Data Corp.	761,320
4,641	Fiserv, Inc.*	212,883
8,216	Paychex, Inc.	304,649
		2,329,534

	Department Stores (0.4%)
1,588	Dillard’s, Inc. (Class A)	33,157
6,540	Federated Department Stores, Inc.	437,330
8,502	Kohl’s Corp.*	426,630
6,177	Penney (J.C.) Co., Inc.	292,913
		1,190,030

	Discount Stores (1.8%)
2,808	Big Lots, Inc.*	30,860
11,821	Costco Wholesale Corp.	509,367
7,918	Dollar General Corp.	145,216
4,067	Family Dollar Stores, Inc.	80,811
2,521	Sears Holdings Corp.*	313,663
21,823	Target Corp.	1,133,268
61,612	Wal-Mart Stores, Inc.	2,699,838
		4,913,023

	Drugstore Chains (0.6%)
20,053	CVS Corp.	581,738
25,221	Walgreen Co.	1,095,852
		1,677,590

	Electric Utilities (3.3%)
16,113	AES Corp. (The)*	264,737
4,015	Allegheny Energy, Inc.*	123,341
5,027	Ameren Corp.	268,894
9,699	American Electric Power Co., Inc.	385,050
7,636	CenterPoint Energy, Inc.	113,547
4,906	Cinergy Corp.	217,875
5,409	CMS Energy Corp.*	88,978
6,028	Consolidated Edison, Inc.	292,659
4,390	Constellation Energy Group, Inc.	270,424
8,407	Dominion Resources, Inc.	724,179

4,387	DTE Energy Co.	201,188
22,852	Duke Energy Corp.	666,593
8,037	Edison International	379,989
5,121	Entergy Corp.	380,593
16,541	Exelon Corp.	883,951
8,136	FirstEnergy Corp.	424,048
9,720	FPL Group, Inc.	462,672
9,203	PG&E Corp.	361,218
2,436	Pinnacle West Capital Corp.	107,379
9,362	PPL Corp.	302,673
6,197	Progress Energy, Inc.	277,316
5,896	Public Service Enterprise Group, Inc.	379,467
18,423	Southern Co. (The)	658,806
5,127	TECO Energy, Inc.	92,389
5,922	TXU Corp.	668,475
9,935	Xcel Energy, Inc.	194,825
		9,191,266

	Electrical Products (0.4%)
4,219	American Power Conversion Corp.	109,272
2,285	Cooper Industries Ltd. (Class A) (Bermuda)	157,985
10,190	Emerson Electric Co.	731,642
3,575	Molex Inc.	95,381
		1,094,280

	Electronic Components (0.1%)
4,242	Jabil Circuit, Inc.*	131,163
12,966	Sanmina-SCI Corp.*	55,624
23,984	Solectron Corp.*	93,777
		280,564

	Electronic Equipment/Instruments (0.5%)
12,190	Agilent Technologies, Inc.*	399,222
40,657	JDS Uniphase Corp.*	90,259
4,480	Rockwell Automation, Inc.	236,992
3,779	Scientific-Atlanta, Inc.	141,750
5,995	Symbol Technologies, Inc.	58,032
2,084	Tektronix, Inc.	52,579
3,987	Thermo Electron Corp.*	123,198
23,669	Xerox Corp.*	323,082
		1,425,114

	Electronic Production Equipment (0.4%)
40,024	Applied Materials, Inc.	678,807
4,874	KLA-Tencor Corp.	237,656
3,419	Novellus Systems, Inc.*	85,749
4,854	Teradyne, Inc.*	80,091
		1,082,303

	Electronics/Appliance Stores (0.2%)
9,986	Best Buy Co., Inc.	434,691
4,058	Circuit City Stores - Circuit City Group	69,635
3,309	RadioShack Corp.	82,063
		586,389

	Electronics/Appliances (0.1%)
7,085	Eastman Kodak Co.	172,378
1,970	Maytag Corp.	35,972
1,648	Whirlpool Corp.	124,869
		333,219

	Engineering & Construction (0.1%)
2,140	Fluor Corp.	137,773

	Environmental Services (0.2%)
5,382	Allied Waste Industries, Inc.*	45,478
13,855	Waste Management, Inc.	396,392
		441,870

	Finance/Rental/Leasing (1.7%)
7,122	Capital One Financial Corp.	566,341
4,976	CIT Group, Inc.	224,816
14,668	Countrywide Financial Corp.	483,751
23,876	Fannie Mae	1,070,122
17,046	Freddie Mac	962,417
31,029	MBNA Corp.	764,555
7,272	Providian Financial Corp.*	128,569
1,584	Ryder System, Inc.	54,204
10,300	SLM Corp.	552,492
		4,807,267

	Financial Conglomerates (4.4%)
30,611	American Express Co.	1,758,296
127,537	Citigroup, Inc.	5,805,484
86,656	JPMorgan Chase & Co.	2,940,238
6,900	Principal Financial Group, Inc.	326,853
12,655	Prudential Financial, Inc.	854,972
8,162	State Street Corp.	399,285
		12,085,128

	Financial Publishing/Services (0.3%)
3,213	Equifax, Inc.	112,262
9,221	McGraw-Hill Companies, Inc. (The)	442,977
6,235	Moody’s Corp.	318,484
		873,723

	Food Distributors (0.2%)
15,616	SYSCO Corp.	489,874

	Food Retail (0.4%)
9,088	Albertson’s, Inc.	233,107
17,859	Kroger Co.*	367,717
11,069	Safeway Inc.	283,366
3,352	Supervalu, Inc.	104,314
		988,504

	Food: Major Diversified (1.5%)
4,562	Campbell Soup Co.	135,720
12,776	ConAgra Foods Inc.	316,206
9,029	General Mills, Inc.	435,198

8,408	Heinz (H.J.) Co.	307,228
6,319	Kellogg Co.	291,495
41,192	PepsiCo, Inc.	2,335,998
19,353	Sara Lee Corp.	366,739
		4,188,584

	Food: Meat/Fish/Dairy (0.0%)
6,200	Tyson Foods, Inc. (Class A)	111,910

	Food: Specialty/Candy (0.3%)
4,528	Hershey Foods Corp.	254,972
3,298	McCormick & Co., Inc. (Non-Voting)	107,614
4,434	Wrigley (Wm.) Jr. Co.	318,716
		681,302

	Forest Products (0.2%)
2,735	Louisiana-Pacific Corp.	75,732
6,043	Weyerhaeuser Co.	415,456
		491,188

	Gas Distributors (0.3%)
7,066	Dynegy, Inc. (Class A)*	33,281
4,299	KeySpan Corp.	158,117
1,089	Nicor Inc.	45,771
6,722	NiSource, Inc.	163,009
941	Peoples Energy Corp.	37,057
6,319	Sempra Energy	297,372
		734,607

	Home Building (0.3%)
3,166	Centex Corp.	204,460
6,715	D.R. Horton, Inc.	243,217
1,913	KB Home	140,032
5,292	Pulte Homes, Inc.	227,133
		814,842

	Home Furnishings (0.1%)
4,652	Leggett & Platt, Inc.	93,970
6,791	Newell Rubbermaid, Inc.	153,816
		247,786

	Home Improvement Chains (1.2%)
52,798	Home Depot, Inc. (The)	2,013,716
19,233	Lowe’s Companies, Inc.	1,238,605
2,808	Sherwin-Williams Co.	123,749
		3,376,070

	Hospital/Nursing Management (0.3%)
11,149	HCA, Inc.	534,260
6,098	Health Management Associates, Inc. (Class A)	143,120
1,951	Manor Care, Inc.	74,938
11,559	Tenet Healthcare Corp.*	129,808
		882,126

	Hotels/Resorts/Cruiselines (0.5%)
10,647	Carnival Corp. (Panama)	532,137
8,082	Hilton Hotels Corp.	180,390

4,223	Marriott International, Inc. (Class A)	266,049
5,370	Starwood Hotels & Resorts Worldwide, Inc.	307,003
		1,285,579

	Household/Personal Care (2.5%)
1,860	Alberto-Culver Co.	83,235
11,613	Avon Products, Inc.	313,551
3,743	Clorox Co. (The)	207,886
12,813	Colgate-Palmolive Co.	676,398
22,181	Gillette Co. (The)	1,290,934
2,014	International Flavors & Fragrances, Inc.	71,779
11,749	Kimberly-Clark Corp.	699,418
60,715	Procter & Gamble Co. (The)	3,610,114
		6,953,315

	Industrial Conglomerates (5.3%)
18,873	3M Co.	1,384,523
5,862	Danaher Corp.	315,551
261,503	General Electric Co.**	8,804,806
21,095	Honeywell International, Inc.	791,063
8,321	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	318,112
2,287	ITT Industries, Inc.	259,803
3,300	Textron, Inc.	236,676
49,925	Tyco International Ltd. (Bermuda)	1,390,411
25,279	United Technologies Corp.	1,310,463
		14,811,408

	Industrial Machinery (0.2%)
5,150	Illinois Tool Works Inc.	424,000
2,952	Parker Hannifin Corp.	189,843
		613,843

	Industrial Specialties (0.1%)
4,542	Ecolab Inc.	145,026
4,187	PPG Industries, Inc.	247,829
		392,855

	Information Technology Services (1.3%)
4,203	Citrix Systems, Inc.*	105,663
12,801	Electronic Data Systems Corp.	287,254
39,365	International Business Machines Corp.	3,157,860
8,401	Unisys Corp.*	55,783
		3,606,560

	Insurance Brokers/Services (0.2%)
7,857	AON Corp.	252,053
13,204	Marsh & McLennan Companies, Inc.	401,270
		653,323

	Integrated Oil (5.9%)
1,971	Amerada Hess Corp.	271,012
55,551	Chevron Corp.	3,595,816
34,337	ConocoPhillips	2,400,500
155,536	Exxon Mobil Corp.	9,882,757
4,049	Murphy Oil Corp.	201,924
		16,352,009

	Internet Software/Services (0.4%)
12,885	Siebel Systems, Inc.	133,102
30,933	Yahoo!, Inc.*	1,046,773
		1,179,875

	Investment Banks/Brokers (2.1%)
2,773	Bear Stearns Companies, Inc. (The)	304,337
9,142	E*TRADE Group, Inc.*	160,899
11,470	Goldman Sachs Group Inc. (The)	1,394,523
6,713	Lehman Brothers Holdings Inc.	781,930
22,851	Merrill Lynch & Co., Inc.	1,401,909
26,722	Morgan Stanley	1,441,385
25,637	Schwab (Charles) Corp. (The)	369,942
		5,854,925

	Investment Managers (0.4%)
2,090	Federated Investors, Inc. (Class B)	69,451
3,662	Franklin Resources, Inc.	307,462
5,498	Janus Capital Group, Inc.	79,446
10,322	Mellon Financial Corp.	329,994
3,201	Price (T.) Rowe Group, Inc.	209,025
		995,378

	Life/Health Insurance (0.8%)
12,376	AFLAC, Inc.	560,633
3,325	Jefferson-Pilot Corp.	170,140
4,255	Lincoln National Corp.	221,345
18,661	MetLife, Inc.	929,878
2,540	Torchmark Corp.	134,188
7,348	UnumProvident Corp.	150,634
		2,166,818

	Major Banks (4.4%)
99,115	Bank of America Corp.	4,172,742
19,202	Bank of New York Co., Inc. (The)	564,731
13,506	BB&T Corp.	527,409
4,126	Comerica, Inc.	243,021
5,694	Huntington Bancshares, Inc.	127,944
10,097	KeyCorp	325,628
14,028	National City Corp.	469,096
7,172	PNC Financial Services Group	416,119
11,360	Regions Financial Corp.	353,523
8,943	SunTrust Banks, Inc.	621,091
38,910	Wachovia Corp.	1,851,727
41,641	Wells Fargo & Co.	2,438,913
		12,111,944

	Major Telecommunications (2.9%)
9,418	ALLTEL Corp.	613,206
19,784	AT&T Corp.	391,723
45,201	BellSouth Corp.	1,188,786
81,502	SBC Communications, Inc.	1,953,603
72,353	Sprint Nextel Corp.	1,720,554
68,212	Verizon Communications Inc.	2,229,850
		8,097,722

	Managed Health Care (1.8%)
7,153	Aetna, Inc.	616,159
11,101	Caremark Rx, Inc.*	554,273
3,172	CIGNA Corp.	373,852
2,649	Coventry Health Care, Inc.*	227,867
4,007	Humana, Inc.*	191,855
31,159	UnitedHealth Group Inc.	1,751,136
15,137	WellPoint Inc.*	1,147,687
		4,862,829

	Media Conglomerates (2.0%)
49,587	Disney (Walt) Co. (The)	1,196,534
60,429	News Corp Inc. (Class A)	942,088
115,797	Time Warner, Inc.	2,097,084
39,107	Viacom Inc. (Class B) (Non-Voting)	1,290,922
		5,526,628

	Medical Distributors (0.4%)
2,560	AmerisourceBergen Corp.	197,888
10,529	Cardinal Health, Inc.	667,960
7,606	McKesson Corp.	360,905
		1,226,753

	Medical Specialties (2.1%)
4,813	Applera Corp. - Applied Biosystems Group	111,854
2,597	Bard (C.R.), Inc.	171,480
1,326	Bausch & Lomb, Inc.	106,982
15,356	Baxter International, Inc.	612,244
6,159	Becton, Dickinson & Co.	322,916
6,156	Biomet, Inc.	213,675
14,567	Boston Scientific Corp.*	340,431
3,008	Fisher Scientific International, Inc.*	186,646
8,141	Guidant Corp.	560,833
3,944	Hospira, Inc.*	161,586
29,875	Medtronic, Inc.	1,601,898
3,069	Pall Corp.	84,398
3,213	PerkinElmer, Inc.	65,449
8,994	St. Jude Medical, Inc.*	420,919
7,167	Stryker Corp.	354,265
2,837	Waters Corp.*	118,019
6,102	Zimmer Holdings, Inc.*	420,367
		5,853,962

	Miscellaneous Commercial Services (0.0%)
3,234	Sabre Holdings Corp. (Class A)	65,586

	Miscellaneous Manufacturing (0.1%)
4,995	Dover Corp.	203,746

	Motor Vehicles (0.4%)
45,711	Ford Motor Co.	450,710
13,950	General Motors Corp.	427,010
6,769	Harley-Davidson, Inc.	327,890
		1,205,610

	Multi-Line Insurance (1.8%)
64,016	American International Group, Inc.	3,966,431
7,388	Hartford Financial Services Group, Inc. (The)	570,132
3,344	Loews Corp.	309,019
3,086	Safeco Corp.	164,731
		5,010,313

	Office Equipment/Supplies (0.1%)
2,725	Avery Dennison Corp.	142,763
5,645	Pitney Bowes, Inc.	235,622
		378,385

	Oil & Gas Pipelines (0.3%)
16,264	El Paso Corp.	226,070
2,357	Kinder Morgan, Inc.	226,649
14,115	Williams Companies, Inc. (The)	353,581
		806,300

	Oil & Gas Production (1.7%)
5,830	Anadarko Petroleum Corp.	558,222
8,112	Apache Corp.	610,185
9,402	Burlington Resources, Inc.	764,571
11,180	Devon Energy Corp.	767,395
5,923	EOG Resources, Inc.	443,633
2,846	Kerr-McGee Corp.	276,375
9,862	Occidental Petroleum Corp.	842,511
8,912	XTO Energy Inc.	403,892
		4,666,784

	Oil Refining/Marketing (0.6%)
9,029	Marathon Oil Corp.	622,369
3,370	Sunoco, Inc.	263,534
7,539	Valero Energy Corp.	852,359
		1,738,262

	Oilfield Services/Equipment (1.2%)
8,404	Baker Hughes Inc.	501,551
7,952	BJ Services Co.	286,192
12,539	Halliburton Co.	859,172
4,277	National Oilwell, Inc.*	281,427
14,512	Schlumberger Ltd. (Netherlands Antilles)	1,224,523
3,414	Weatherford International Ltd. (Bermuda)*	234,405
		3,387,270

	Other Consumer Services (0.8%)
3,608	Apollo Group, Inc. (Class A)*	239,535
8,009	Block (H.&R.), Inc.	192,056
25,811	Cendant Corp.	532,739
27,386	eBay, Inc.*	1,128,303
		2,092,633

	Other Consumer Specialties (0.1%)
3,601	Fortune Brands, Inc.	292,869

	Other Metals/Minerals (0.1%)
2,392	Phelps Dodge Corp.	310,793

	Packaged Software (3.3%)
12,127	Adobe Systems, Inc.	361,991
5,634	Autodesk, Inc.	261,643
5,376	BMC Software, Inc.*	113,434
11,429	Computer Associates International, Inc.	317,840
9,573	Compuware Corp.*	90,944
4,471	Intuit Inc.*	200,346
2,136	Mercury Interactive Corp.*	84,586
227,266	Microsoft Corp.	5,847,554
9,423	Novell, Inc.*	70,201
93,032	Oracle Corp.*	1,152,666
6,717	Parametric Technology Corp.*	46,817
29,548	Symantec Corp.*	669,558
		9,217,580

	Personnel Services (0.1%)
3,004	Monster Worldwide, Inc.*	92,253
4,177	Robert Half International, Inc.	148,659
		240,912

	Pharmaceuticals: Generic Drugs (0.1%)
5,393	Mylan Laboratories, Inc.	103,869
2,571	Watson Pharmaceuticals, Inc.*	94,124
		197,993

	Pharmaceuticals: Major (6.2%)
38,345	Abbott Laboratories	1,625,828
48,248	Bristol-Myers Squibb Co.	1,160,847
73,380	Johnson & Johnson	4,643,486
27,969	Lilly (Eli) & Co.	1,496,901
54,161	Merck & Co., Inc.	1,473,721
181,817	Pfizer, Inc.	4,539,970
36,420	Schering-Plough Corp.	766,641
33,084	Wyeth	1,530,797
		17,238,191

	Pharmaceuticals: Other (0.3%)
3,226	Allergan, Inc.	295,566
8,384	Forest Laboratories, Inc.*	326,724
5,963	King Pharmaceuticals, Inc.*	91,711
		714,001

	Precious Metals (0.3%)
4,382	Freeport-McMoRan Copper & Gold, Inc. (Class B)	212,921
11,007	Newmont Mining Corp.	519,200
		732,121

	Property - Casualty Insurers (1.2%)
7,113	ACE Ltd. (Cayman Islands)	334,809
16,202	Allstate Corp. (The)	895,809
4,893	Chubb Corp. (The)	438,168
4,312	Cincinnati Financial Corp.	180,630

4,865	Progressive Corp. (The)	509,706
16,663	St. Paul Travelers Companies, Inc. (The)	747,669
3,463	XL Capital Ltd. (Class A) (Cayman Islands)	235,588
		3,342,379

	Publishing: Books/Magazines (0.0%)
1,034	Meredith Corp.	51,586

	Publishing: Newspapers (0.3%)
1,451	Dow Jones & Co., Inc.	55,414
6,020	Gannett Co., Inc.	414,357
1,712	Knight-Ridder, Inc.	100,460
3,584	New York Times Co. (The) (Class A)	106,624
6,541	Tribune Co.	221,674
		898,529

	Pulp & Paper (0.3%)
6,419	Georgia-Pacific Corp.	218,631
12,100	International Paper Co.	360,580
4,546	MeadWestvaco Corp.	125,561
		704,772

	Railroads (0.6%)
9,212	Burlington Northern Santa Fe Corp.	550,878
5,352	CSX Corp.	248,761
9,979	Norfolk Southern Corp.	404,748
6,507	Union Pacific Corp.	466,552
		1,670,939

	Real Estate Investment Trusts (0.7%)
2,356	Apartment Investment & Management Co. (Class A)	91,366
5,224	Archstone-Smith Trust	208,281
10,128	Equity Office Properties Trust	331,287
7,083	Equity Residential	268,092
4,538	Plum Creek Timber Co., Inc.	172,036
6,094	ProLogis	270,025
2,039	Public Storage, Inc.	136,613
4,516	Simon Property Group, Inc.	334,726
2,908	Vornado Realty Trust	251,891
		2,064,317

	Recreational Products (0.3%)
2,400	Brunswick Corp.	90,552
7,487	Electronic Arts, Inc.*	425,935
4,416	Hasbro, Inc.	86,774
9,959	Mattel, Inc.	166,116
		769,377

	Regional Banks (1.3%)
8,645	AmSouth Bancorporation	218,373
3,068	Compass Bancshares, Inc.	140,606
13,719	Fifth Third Bancorp	503,899
3,086	First Horizon National Corp.	112,176
1,993	M&T Bank Corp.	210,680
5,111	Marshall & Ilsley Corp.	222,380

11,801	North Fork Bancorporation, Inc.	300,926
4,579	Northern Trust Corp.	231,468
7,691	Synovus Financial Corp.	213,195
45,085	U.S. Bancorp	1,265,987
2,222	Zions Bancorporation	158,229
		3,577,919

	Restaurants (0.8%)
3,314	Darden Restaurants, Inc.	100,646
30,836	McDonald’s Corp.	1,032,698
9,478	Starbucks Corp.*	474,848
2,850	Wendy’s International, Inc.	128,678
7,041	Yum! Brands, Inc.	340,855
		2,077,725

	Savings Banks (0.5%)
6,303	Golden West Financial Corp.	374,335
8,922	Sovereign Bancorp, Inc.	196,641
21,696	Washington Mutual, Inc.	850,917
		1,421,893

	Semiconductors (2.9%)
9,827	Advanced Micro Devices, Inc.*	247,640
9,190	Altera Corp.*	175,621
9,187	Analog Devices, Inc.	341,205
7,476	Applied Micro Circuits Corp.*	22,428
6,973	Broadcom Corp. (Class A)*	327,103
9,993	Freescale Semiconductor Inc. (Class B)*	235,635
150,303	Intel Corp.	3,704,969
7,568	Linear Technology Corp.	284,481
9,638	LSI Logic Corp.*	94,934
8,089	Maxim Integrated Products, Inc.	344,996
15,199	Micron Technology, Inc.*	202,147
8,467	National Semiconductor Corp.	222,682
4,161	NVIDIA Corp.*	142,639
4,496	PMC - Sierra, Inc.*	39,610
40,038	Texas Instruments Inc.	1,357,288
8,621	Xilinx, Inc.	240,095
		7,983,473

	Services to the Health Industry (0.4%)
3,666	Express Scripts, Inc.*	228,025
5,569	IMS Health Inc.	140,172
3,333	Laboratory Corp. of America Holdings*	162,350
7,509	Medco Health Solutions Inc.*	411,718
4,106	Quest Diagnostics Inc.	207,517
		1,149,782

	Specialty Insurance (0.2%)
2,641	Ambac Financial Group, Inc.	190,310
3,303	MBIA Inc.	200,228
2,302	MGIC Investment Corp.	147,788
		538,326

	Specialty Stores (0.5%)
4,448	AutoNation, Inc.*	88,827
1,372	AutoZone, Inc.*	114,219
7,295	Bed Bath & Beyond Inc.*	293,113
7,804	Office Depot, Inc.*	231,779
1,745	OfficeMax Inc.	55,264
18,128	Staples, Inc.	386,489
3,505	Tiffany & Co.	139,394
		1,309,085

	Specialty Telecommunications (0.1%)
3,202	CenturyTel, Inc.	112,006
8,465	Citizens Communications Co.	114,701
37,620	Qwest Communications International, Inc.*	154,242
		380,949

	Steel (0.1%)
2,075	Allegheny Technologies Inc.	64,283
3,854	Nucor Corp.	227,347
2,818	United States Steel Corp.	119,342
		410,972

	Telecommunication Equipment (1.7%)
2,874	ADC Telecommunications, Inc.*	65,700
4,007	Andrew Corp.*	44,678
14,257	CIENA Corp.*	37,638
4,966	Comverse Technology, Inc.*	130,457
36,313	Corning, Inc.*	701,930
109,646	Lucent Technologies Inc.*	356,350
60,907	Motorola, Inc.	1,345,436
40,219	QUALCOMM Inc.	1,799,800
11,039	Tellabs, Inc.*	116,130
		4,598,119

	Tobacco (1.5%)
51,197	Altria Group, Inc.	3,773,731
2,109	Reynolds American, Inc.	175,089
4,055	UST, Inc.	169,742
		4,118,562

	Tools/Hardware (0.1%)
1,985	Black & Decker Corp.	162,949
1,426	Snap-On, Inc.	51,507
1,791	Stanley Works (The)	83,604
		298,060

	Trucks/Construction/Farm Machinery (0.6%)
16,695	Caterpillar Inc.	980,831
1,147	Cummins Inc.	100,925
5,950	Deere & Co.	364,140
1,522	Navistar International Corp.*	49,358
4,229	PACCAR, Inc.	287,107
		1,782,361

	Wholesale Distributors (0.1%)
4,294	Genuine Parts Co.	184,213
1,868	Grainger (W.W.), Inc.	117,535
		301,748

	TOTAL COMMON STOCKS
	(Cost $241,942,728)	273,380,944

PRINCIPAL
AMOUNT IN
THOUSANDS			VALUE
	SHORT-TERM INVESTMENT (b) (1.4%)
	U.S. Government Agency
$4,000	Federal National Mortgage Assoc. 3.50% due 10/03/05 (Cost $ 3,999,222)		$3,999,222

	TOTAL INVESTMENTS
	(Cost $245,941,950) (c) (d)	99.9%	277,380,166
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	248,215
	NET ASSETS	100.0%	$277,628,381

*                                         Non-income producing security.

**                                  A portion of this security is segregated in connection with open futures contracts in the amount of $220,500.

(a)                               A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision if the Fund’s Trustees.

(b)                               Purchased on a discount basis.  The interest rate shown has been adjusted to reflect a money market equivalent yield.

(c)                                Securities have been designated as collateral in an amount equal to $4,116,164 in connection with open futures contracts.

(d)                               The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $63,014,397 and the aggregate gross unrealized depreciation is $31,576,181, resulting in net unrealized appreciation of $31,438,216.

FUTURES CONTRACTS OPEN AT SEPTEMBER 30, 2005:

NUMBER OF	LONG/	DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	SHORT	MONTH, AND YEAR	AMOUNT AT VALUE	DEPRECIATION

10	Long	S&P 500 Index E-Mini
		December 2005	$621,764	$(4,639)

12	Long	S&P 500 Index December 2005	3,714,900	(12,060)

		Total unrealized depreciation		$(16,699)

Morgan Stanley Variable Investment Series - Global Advantage Portfolio

Portfolio of Investments • September 30, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.1%)

	Austria (0.8%)
	Major Banks
3,600	Raiffeisen International Bank Holdings*	$240,356

	Bermuda (1.6%)
	Multi-Line Insurance
2,900	PartnerRe Ltd.	185,745

	Semiconductors
6,873	Marvell Technology Group, Ltd.*	316,914

	Total Bermuda	502,659

	Cayman Islands (1.8%)
	Internet Software/Services
11,500	SINA Corp. (Cayman Islands)*	316,250

	Property - Casualty Insurers
5,219	ACE Ltd.	245,658

	Total Cayman Islands	561,908

	Finland (0.6%)
	Telecommunication Equipment
11,668	Nokia Oyj	195,491

	France (5.6%)
	Electrical Products
2,112	Schneider Electric S.A.	166,774

	Gas Distributors
4,588	Gaz de France (GDF)	153,408

	Integrated Oil
2,259	Total S.A.	616,597

	Major Banks
4,355	BNP Paribas S.A.	331,068

	Major Telecommunications
15,956	France Telecom S.A.	457,959

	Total France	1,725,806

1

	Germany (3.6%)
	Financial Conglomerates
4,900	Hypo Real Estate Holding AG	247,704

	Major Banks
3,086	Deutsche Bank AG (Registered Shares)	288,639

	Motor Vehicles
5,240	Bayerische Motoren Werke (BMW) AG	245,998

	Multi-Line Insurance
2,375	Allianz AG (Registered Shares)	320,676

	Total Germany	1,103,017

	Italy (1.0%)
	Integrated Oil
10,485	ENI SpA	311,393

	Japan (8.0%)
	Chemicals: Specialty
13,800	JSR Corp.	286,867
7,000	Shin-Etsu Chemical Co., Ltd.	305,206
		592,073

	Electric Utilities
10,000	Tokyo Electric Power Co., Inc. (The)	252,797

	Finance/Rental/Leasing
2,600	Takefuji Corp.	202,678

	Major Banks
59,000	Joyo Bank, Ltd. (The)	359,623
19	Mitsubishi Tokyo Financial Group, Inc.	249,361
		608,984

	Motor Vehicles
10,300	Toyota Motor Corp.	471,770

	Pharmaceuticals: Major
5,200	Takeda Pharmaceutical Co., Ltd.	309,627

	Total Japan	2,437,929

	Netherlands (3.1%)
	Air Freight/Couriers
12,254	TNT NV	304,429

	Food: Specialty/Candy
7,275	Royal Numico NV*	318,363

	Major Telecommunications
37,109	Koninklijke (Royal) KPN NV	332,726

	Total Netherlands	955,518

2

	South Korea (1.5%)
	Major Banks
5,290	Kookmin Bank (ADR)	313,433

	Wireless Telecommunications
6,909	SK Telecom Co., Ltd. (ADR)	150,893

	Total South Korea	464,326

	Spain (1.7%)
	Major Banks
16,381	Banco Bilbao Vizcaya Argentaria, S.A.	287,253

	Tobacco
4,939	Altadis, S.A.	221,242

	Total Spain	508,495

	Sweden (3.2%)
	Industrial Machinery
9,100	Atlas Copco - AB-A Shares	176,084
10,380	Sandvik AB	516,188
		692,272

	Major Banks
11,304	ForeningsSparbanken AB	273,413

	Total Sweden	965,685

	Switzerland (3.9%)
	Financial Conglomerates
5,342	UBS AG (Registered Shares)	453,971

	Other Consumer Specialties
5,700	Compagnie Financiere Richemont AG (Series A) (Units)†	225,684

	Pharmaceuticals: Major
9,864	Novartis AG (Registered Shares)	500,287

	Total Switzerland	1,179,942

	Taiwan (0.7%)
	Major Telecommunications
11,400	Chunghwa Telecom Co., Ltd. (ADR)	211,014

	United Kingdom (8.3%)
	Food Retail
32,359	Morrison (W.M.) Supermarkets PLC	101,410

3

	Food: Specialty/Candy
30,729	Cadbury Schweppes PLC	309,900

	Hotels/Resorts/Cruiselines
4,177	Carnival PLC	215,853

	Household/Personal Care
8,605	Reckitt Benckiser PLC	262,011

	Major Banks
12,569	Royal Bank of Scotland Group PLC	356,561

	Other Metals/Minerals
11,474	Anglo American PLC	341,884

	Pharmaceuticals: Major
6,744	AstraZeneca PLC	313,311
8,438	GlaxoSmithKline PLC	214,527
		527,838

	Wireless Telecommunications
156,881	Vodafone Group PLC	407,980

	Total United Kingdom	2,523,437

	United States (52.7%)
	Aerospace & Defense
4,500	Boeing Co.	305,775

	Aluminum
10,535	Alcoa, Inc.	257,265

	Biotechnology
5,109	Amgen Inc.*	407,034
3,508	Genentech, Inc.*	295,409
		702,443

	Casino/Gaming
10,486	GTECH Holdings Corp.	336,181
13,197	International Game Technology	356,319
6,016	Las Vegas Sands Corp.*	197,987
		890,487

	Computer Processing Hardware
5,261	Apple Computer, Inc.*	282,042
15,234	Dell, Inc.*	521,003
		803,045

	Contract Drilling
3,510	GlobalSantaFe Corp.	160,126

	Discount Stores
6,681	Target Corp.	346,944

4

	Electric Utilities
10,981	American Electric Power Co., Inc.	435,946
6,200	Exelon Corp.	331,328
		767,274

	Finance/Rental/Leasing
2,954	Capital One Financial Corp.	234,902

	Financial Conglomerates
14,358	Citigroup, Inc.	653,576
3,063	State Street Corp.	149,842
		803,418

	Food: Major Diversified
5,976	General Mills, Inc.	288,043

	Home Improvement Chains
4,423	Lowe’s Companies, Inc.	284,841

	Industrial Conglomerates
4,100	Danaher Corp.	220,703
21,594	General Electric Co.	727,070
6,200	Ingersoll-Rand Co. Ltd. (Class A)	237,026
		1,184,799

	Insurance Brokers/Services
8,052	Marsh & McLennan Companies, Inc.	244,700

	Integrated Oil
12,183	Chevron Corp.	788,606

	Investment Banks/Brokers
5,111	Merrill Lynch & Co., Inc.	313,560
17,582	Schwab (Charles) Corp. (The)	253,708
		567,268

	Life/Health Insurance
6,562	MetLife, Inc.	326,984

	Major Banks
12,147	Bank of America Corp.	511,389

	Major Telecommunications
6,322	Sprint Nextel Corp.	150,337

	Managed Health Care
3,662	Aetna, Inc.	315,445

	Media Conglomerates
5,878	Disney (Walt) Co. (The)	141,836
23,368	News Corp Inc. (Class A)	364,307
		506,143

	Medical Specialties
5,600	Medtronic, Inc.	300,272

	Multi-Line Insurance
3,300	Hartford Financial Services Group, Inc. (The)	254,661

5

	Oil Refining/Marketing
6,825	Marathon Oil Corp.	470,447

	Oilfield Services/Equipment
8,058	BJ Services Co.	290,007
5,400	Halliburton Co.	370,008
		660,015

	Other Consumer Services
6,856	Coinstar, Inc.*	126,905

	Packaged Software
10,167	Microsoft Corp.	261,597
12,856	Symantec Corp.*	291,317
		552,914

	Pharmaceuticals: Major
4,633	Johnson & Johnson	293,176
5,759	Lilly (Eli) & Co.	308,222
11,990	Pfizer, Inc.	299,390
20,710	Schering-Plough Corp.	435,946
		1,336,734

	Pulp & Paper
6,986	Georgia-Pacific Corp.	237,943

	Semiconductors
9,300	Microchip Technology Inc.	280,116
10,700	Texas Instruments Inc.	362,730
		642,846

	Telecommunication Equipment
17,156	Corning, Inc.*	331,625
7,380	QUALCOMM Inc.	330,255
		661,880

	Tobacco
6,002	Altria Group, Inc.	442,407

	Total United States	16,127,258

	Total Common Stocks (Cost $27,457,671)	30,014,234

	Rights (0.0%)
	France
	Major Telecommunications
15,956	France Telecom S.A.* (Cost $0)	1,295

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (1.3%)
	Repurchase Agreement
$388	The Bank of New York 3.75% due 10/03/05 (dated 09/30/05; proceeds $387,849) (a) (Cost $387,728)		387,728

	Total Investments (Cost $27,845,399) (b) (c )	99.4%	30,403,257

	Other Assets in Excess of Liabilities	0.6	173,211

	Net Assets	100.0%	$30,576,468

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)	Collateralized by Federal National Mortgage Assoc. 5.50% due 08/01/35 valued at $395,483.
(b)	Securities have been designated as collateral in an amount equal to $3,567,890 in connection with open forward foreign currency contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,219,795 and the aggregate gross unrealized depreciation is $661,937, resulting in net unrealized appreciation of $2,557,858.

6

Morgan Stanley Variable Investment Series - Global Advantage Portfolio

Forward Foreign Currency Contracts Open at September 30, 2005:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
	$608,312	AUD	800,000	11/04/05	$688
EUR	100,000	AUD	161,245	11/04/05	2,346
	$953,234	CAD	1,150,000	11/04/05	37,263
	$250	EUR	204	11/04/05	(10)
SEK	2,100,000	GBP	155,545	11/04/05	2,565
	$574,394	GBP	325,000	11/04/05	(1,744)
	$138,203	GBP	75,000	11/04/05	(6,053)
EUR	243,823	JPY	33,000,000	11/04/05	(1,777)
	$443,893	JPY	49,000,000	11/04/05	(10,629)
	$145,943	JPY	16,000,000	11/04/05	(4,469)

Net unrealized appreciation					$18,180

Currency Abbreviations:
AUD	Australian Dollar.
GBP	British Pound.
CAD	Canadian Dollar.
EUR	Euro.
JPY	Japanese Yen.
SEK	Swedish Krona.

7

Morgan Stanley Variable Investments Series - Global Advantage Portfolio

Summary of Investments September 30, 2005 (unaudited)

			PERCENT OF
INDUSTRY	VALUE		NET ASSETS

Major Banks	$3,211,096		10.5%
Pharmaceuticals: Major	2,674,486		8.7
Integrated Oil	1,716,596		5.6
Financial Conglomerates	1,505,093		4.9
Industrial Conglomerates	1,184,799		3.9
Major Telecommunications	1,153,331		3.8
Electric Utilities	1,020,071		3.3
Semiconductors	959,760		3.1
Casino/Gaming	890,487		2.9
Telecommunication Equipment	857,371		2.8
Computer Processing Hardware	803,045		2.6
Multi-Line Insurance	761,082		2.5
Motor Vehicles	717,768		2.4
Biotechnology	702,443		2.3
Industrial Machinery	692,272		2.3
Tobacco	663,649		2.2
Oilfield Services/Equipment	660,015		2.2
Food: Specialty/Candy	628,263		2.1
Chemicals: Specialty	592,073		1.9
Investment Banks/Brokers	567,268		1.9
Wireless Telecommunications	558,873		1.8
Packaged Software	552,914		1.8
Media Conglomerates	506,143		1.7
Oil Refining/Marketing	470,447		1.5
Finance/Rental/Leasing	437,580		1.4
Repurchase Agreement	387,728		1.3
Discount Stores	346,944		1.1
Other Metals/Minerals	341,884		1.1
Life/Health Insurance	326,984		1.1
Internet Software/Services	316,250		1.0
Managed Health Care	315,445		1.0
Aerospace & Defense	305,775		1.0
Air Freight/Couriers	304,429		1.0
Medical Specialties	300,272		1.0
Food: Major Diversified	288,043		1.0
Home Improvement Chains	284,841		0.9
Household/Personal Care	262,011		0.9
Aluminum	257,265		0.8
Property - Casualty Insurers	245,658		0.8
Insurance Brokers/Services	244,700		0.8
Pulp & Paper	237,943		0.8
Other Consumer Specialties	225,684		0.7
Hotels/Resorts/Cruiselines	215,853		0.7
Electrical Products	166,774		0.6
Contract Drilling	160,126		0.5
Gas Distributors	153,408		0.5
Other Consumer Services	126,905		0.4
Food Retail	101,410		0.3

	$30,403,257	*	99.4%

* Does not include open forward foreign currency contracts with net unrealized appreciation of $18,180.

8

Morgan Stanley Variable Investment Series - Aggressive Equity Portfolio

Portfolio of Investments September 30, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.5%)
	Advertising/Marketing Services (5.2%)
31,200	Getty Images, Inc.*	$2,684,448
14,105	Lamar Advertising Co. (Class A)*	639,803
		3,324,251

	Air Freight/Couriers (4.1%)
20,600	C.H. Robinson Worldwide, Inc.*	1,320,872
22,400	Expeditors International of Washington, Inc.	1,271,872
		2,592,744

	Casino/Gaming (7.1%)
67,600	International Game Technology	1,825,200
25,400	Station Casinos, Inc.	1,685,544
22,125	Wynn Resorts, Ltd.*	998,944
		4,509,688

	Chemicals: Agricultural (2.8%)
28,770	Monsanto Co.	1,805,318

	Discount Stores (4.7%)
34,600	Costco Wholesale Corp.	1,490,914
11,800	Sears Holdings Corp.*	1,468,156
		2,959,070

	Electronic Production Equipment (1.8%)
37,200	Tessera Technologies, Inc.*	1,112,652

	Gas Distributors (1.2%)
9,000	Questar Corp.	793,080

	Home Building (2.1%)
1,484	NVR, Inc.*	1,313,266

	Hotels/Resorts/Cruiselines (3.3%)
41,600	Carnival Corp. (Panama)	2,079,168

	Internet Retail (1.2%)
16,200	Amazon.com, Inc.*	733,860

	Internet Software/Services (8.7%)
10,800	Google, Inc. (Class A)*	3,417,768
61,400	Yahoo!, Inc.*	2,077,776
		5,495,544

1

	Investment Banks/Brokers (5.0%)
5,350	Chicago Mercantile Exchange Holdings, Inc.	1,804,555
33,180	Greenhill & Co., Inc.	1,383,274
		3,187,829

	Medical Specialties (2.4%)
40,700	Dade Behring Holdings Inc.	1,492,062

	Miscellaneous Commercial Services (6.3%)
38,800	Corporate Executive Board Co. (The)	3,025,624
26,600	Iron Mountain Inc.*	976,220
		4,001,844

	Motor Vehicles (1.4%)
18,200	Harley-Davidson, Inc.	881,608

	Oil & Gas Production (10.7%)
15,123	Southwestern Energy Co.*	1,110,028
99,980	Ultra Petroleum Corp. (Canada)*	5,686,862
		6,796,890

	Other Consumer Services (8.3%)
14,900	Career Education Corp.*	529,844
85,000	eBay, Inc.*	3,502,000
13,200	Strayer Education, Inc.	1,247,664
		5,279,508

	Packaged Software (3.0%)
38,300	Red Hat, Inc.*	811,577
48,300	Salesforce.com Inc.*	1,116,696
		1,928,273

	Personnel Services (2.8%)
57,900	Monster Worldwide, Inc.*	1,778,109

	Property - Casualty Insurers (1.9%)
450	Berkshire Hathaway, Inc. (Class B)*	1,228,950

	Recreational Products (2.8%)
31,700	Electronic Arts, Inc.*	1,803,413

	Restaurants (1.4%)
19,600	P.F. Chang’s China Bistro, Inc.*	878,668

	Semiconductors (1.6%)
22,300	Marvell Technology Group Ltd. (Bermuda)*	1,028,253

	Services to the Health Industry (2.4%)
26,160	Stericycle, Inc.*	1,495,044

	Specialty Telecommunications (2.6%)
67,057	Crown Castle International Corp.*	1,651,614

2

	Wireless Telecommunications (4.7%)
113,600	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)		2,989,952

	Total Investments (Cost $52,144,214) (a)	99.5%	63,140,658

	Other Assets in Excess of Liabilities	0.5	348,467

	Net Assets	100.0%	$63,489,125

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $12,010,446 and the aggregate gross unrealized depreciation is $1,014,002, resulting in net unrealized depreciation of $10,996,444.

3

Morgan Stanley Variable Investment Series - Information Fund Portfolio

Portfolio of Investments  September 30, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.2%)
	Advertising/Marketing Services (1.2%)
1,820	Getty Images, Inc. *	$156,593

	Aerospace & Defense (0.7%)
1,400	Boeing Co.	95,130

	Computer Communications (5.7%)
28,020	Cisco Systems, Inc. *	502,399
9,640	Juniper Networks, Inc. *	229,336
		731,735

	Computer Peripherals (3.1%)
20,040	EMC Corp. *	259,318
5,650	Network Appliance, Inc. *	134,131
		393,449

	Computer Processing Hardware (10.6%)
7,170	Apple Computer, Inc. *	384,384
18,990	Dell, Inc. *	649,458
8,290	Hewlett-Packard Co.	242,068
20,160	Sun Microsystems, Inc. *	79,027
		1,354,937

	Electronic Components (1.3%)
2,880	Cree, Inc. *	72,058
1,870	SanDisk Corp. *	90,228
		162,286

	Electronic Production Equipment (1.1%)
4,580	Lam Research Corp. *	139,553

	Information Technology Services (5.4%)
2,560	Amdocs Ltd. (Guernsey) *	70,989
4,180	Cognizant Technology Solutions Corp. (Class A) *	194,746
3,820	International Business Machines Corp.	306,440
4,100	Satyam Computer Services Ltd. (ADR) (India)	123,902
		696,077

	Internet Retail (0.6%)
1,750	Amazon.com, Inc. *	79,275

	Internet Software/Services (9.2%)
620	Google, Inc. (Class A) *	196,205
1,460	Netease.com Inc. (ADR) (Cayman Islands) *	131,415

1

8,830	SINA Corp. (Cayman Islands) *	242,825
2,650	Tom Online Inc. (ADR) (Cayman Islands) *	52,205
10,660	VeriSign, Inc. *	227,804
9,840	Yahoo!, Inc. *	332,986
		1,183,440

	Major Telecommunications (2.4%)
5,030	France Telecom S.A. (ADR) (France)	144,612
6,590	Sprint Nextel Corp.	156,710
		301,322

	Miscellaneous Commercial Services (1.6%)
2,600	Corporate Executive Board Co. (The)	202,748

	Other Consumer Services (4.4%)
1,260	Apollo Group, Inc. (Class A) *	83,651
3,410	Career Education Corp. *	121,260
2,850	eBay, Inc. *	117,420
2,540	Strayer Education, Inc.	240,081
		562,412

	Packaged Software (15.2%)
6,820	Mercury Interactive Corp. *	270,072
30,070	Microsoft Corp.	773,701
5,190	Red Hat, Inc. *	109,976
1,530	SAP AG (ADR) (Germany)	66,295
32,155	Symantec Corp. *	728,632
		1,948,676

	Recreational Products (0.6%)
1,370	Electronic Arts, Inc. *	77,939

	Semiconductors (20.9%)
9,710	Advanced Micro Devices, Inc. *	244,692
14,890	Intel Corp.	367,038
7,820	Linear Technology Corp.	293,954
9,230	Marvell Technology Group, Ltd. (Bermuda) *	425,595
12,620	Microchip Technology Inc.	380,114
10,400	Micron Technology, Inc. *	138,320
5,390	National Semiconductor Corp.	141,757
110	Samsung Electronics Co., Ltd. (South Korea)	61,978
12,480	Texas Instruments Inc.	423,072
7,240	Xilinx, Inc.	201,634
		2,678,154

	Telecommunication Equipment (12.6%)
9,990	Comverse Technology, Inc. *	262,437
39,960	Corning, Inc. *	772,427
12,910	QUALCOMM Inc.	577,722
		1,612,586

	Wireless Telecommunications (0.6%)
950	NII Holdings, Inc. (Class B) *	80,227

	TOTAL COMMON STOCKS (Cost $11,492,598)	12,456,539

2

PRINCIPAL
AMOUNT IN
THOUSANDS			VALUE
	SHORT-TERM INVESTMENT (a) (3.1%)
	U.S. Government Agency
$400	Federal National Mortgage Assoc. 3.50% due 10/03/05 (Cost $399,922)		$399,922

	TOTAL INVESTMENTS (Cost $11,892,520) (b)	100.3%	12,856,461
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(46,010)
	NET ASSETS	100.0%	$12,810,451

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,466,767 and the aggregate gross unrealized depreciation is $502,826, resulting in net unrealized appreciation of $963,941.

3

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments September 30, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (68.9%)
	Advertising/Marketing Services (0.7%)
34,020	Omnicom Group, Inc.	2,845,092

	Aerospace & Defense (1.4%)
63,080	Northrop Grumman Corp.	3,428,398
55,445	Raytheon Co.	2,108,019
		5,536,417

	Agricultural Commodities/Milling (1.1%)
168,720	Archer-Daniels-Midland Co.	4,160,635

	Apparel/Footwear Retail (1.3%)
145,500	Gap, Inc. (The)	2,536,065
111,320	Ross Stores, Inc.	2,638,284
		5,174,349

	Beverages: Non-Alcoholic (1.5%)
133,205	Coca-Cola Co. (The)	5,753,124

	Biotechnology (2.7%)
63,150	Celgene Corp.*	3,430,308
79,150	Gilead Sciences, Inc.*	3,859,354
150,150	Vertex Pharmaceuticals Inc.*	3,355,853
		10,645,515

	Chemicals: Major Diversified (0.6%)
53,890	Dow Chemical Co. (The)	2,245,596

	Chemicals: Specialty (0.6%)
41,220	Ashland Inc.	2,276,993

	Computer Communications (1.2%)
266,400	Cisco Systems, Inc.*	4,776,552

	Computer Peripherals (0.7%)
228,545	EMC Corp.*	2,957,372

	Computer Processing Hardware (1.8%)
136,010	Apple Computer, Inc.*	7,291,496

	Contract Drilling (0.8%)
48,470	Diamond Offshore Drilling, Inc.	2,968,788

	Department Stores (0.6%)
50,605	Kohl’s Corp.*	2,539,359

1

	Discount Stores (1.0%)
92,440	Costco Wholesale Corp.	3,983,240

	Electric Utilities (1.5%)
42,270	Ameren Corp.	2,266,558
37,800	American Electric Power	1,497,054
43,700	First Energy Corp.	2,277,963
		6,041,575

	Electrical Products (1.3%)
70,790	Emerson Electric Co.	5,082,722

	Electronic Components (0.5%)
144,860	Flextronics International Ltd. (Singapore)*	1,861,451

	Electronic Production Equipment (0.7%)
158,775	Applied Materials, Inc.	2,692,824

	Electronics/Appliance Stores (0.5%)
48,560	Best Buy Co., Inc.	2,113,817

	Environmental Services (1.0%)
143,650	Waste Management, Inc.	4,109,826

	Financial Conglomerates (3.3%)
76,260	American Express Co.	4,380,374
99,625	Citigroup, Inc.	4,534,930
116,780	JPMorgan Chase & Co.	3,962,345
		12,877,649

	Food: Major Diversified (0.9%)
79,250	Kellogg Co.	3,655,803

	Food: Meat/Fish/Dairy (1.0%)
102,050	Dean Foods Co.*	3,965,663

	Household/Personal Care (0.7%)
49,980	Colgate-Palmolive Co.	2,638,444

	Industrial Conglomerates (1.1%)
134,780	General Electric Co.	4,538,043

	Information Technology Services (1.4%)
40,480	Electronic Data Systems Corp.	908,371
59,010	International Business Machines Corp.	4,733,782
		5,642,153

	Integrated Oil (2.2%)
40,230	BP PLC (ADR) (United Kingdom)	2,850,296
56,325	Exxon Mobil Corp.	3,578,891
35,240	Royal Dutch Shell PLC (ADR) (Class A) (Netherlands)	2,313,154
		8,742,341

2

	Internet Software/Services (0.4%)
52,280	Yahoo!, Inc.*	1,769,155

	Investment Banks/Brokers (1.5%)
135,880	Ameritrade Holding Corp.*	2,918,702
197,830	Schwab (Charles) Corp. (The)	2,854,686
		5,773,388

	Major Banks (2.5%)
106,680	Bank of America Corp.	4,491,228
88,375	KeyCorp	2,850,094
45,470	Wells Fargo & Co.	2,663,178
		10,004,500

	Major Telecommunications (0.8%)
18,110	ALLTEL Corp.	1,179,142
106,320	AT&T Corp.	2,105,136
		3,284,278

	Media Conglomerates (0.8%)
169,310	Time Warner, Inc.	3,066,204

	Medical Specialties (3.6%)
67,365	Bard (C.R.), Inc.	4,448,111
67,890	Fisher Scientific International, Inc.*	4,212,575
136,910	Hospira, Inc.*	5,609,203
		14,269,889

	Motor Vehicles (0.9%)
130,100	Honda Motor Co., Ltd. (ADR) (Japan)	3,694,840

	Movies/Entertainment (0.5%)
40,460	Pixar, Inc.*	1,800,875

	Oil & Gas Production (0.9%)
42,015	Burlington Resources, Inc.	3,416,660

	Oilfield Services/Equipment (1.5%)
47,780	Halliburton Co.	3,273,886
81,740	Smith International, Inc.	2,722,759
		5,996,645

	Other Consumer Services (1.1%)
106,890	eBay, Inc.*	4,403,868

	Packaged Software (2.9%)
159,340	Microsoft Corp.	4,099,818
326,280	Oracle Corp.*	4,042,609
141,240	Sybase, Inc.*	3,307,840
		11,450,267

	Pharmaceuticals: Major (3.8%)
65,940	Johnson & Johnson	4,172,683
64,550	Lilly (Eli) & Co.	3,454,716
149,685	Pfizer, Inc.	3,737,634

3

79,860	Wyeth	3,695,122
		15,060,155
	Property - Casualty Insurers (0.9%)
65,320	Allstate Corp. (The)	3,611,543

	Railroads (1.8%)
29,040	Burlington Northern Santa Fe Corp.	1,736,592
53,975	CSX Corp.	2,508,758
38,000	Union Pacific Corp.	2,724,600
		6,969,950
	Regional Banks (0.5%)
72,555	AmSouth Bancorporation	1,832,739

	Semiconductors (2.4%)
107,510	Freescale Semiconductor Inc. (Class A)*	2,535,086
112,310	Intel Corp.	2,768,442
190,390	Micron Technology, Inc.*	2,532,187
194,448	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)	1,598,362
		9,434,077
	Specialty Stores (0.6%)
54,210	Bed Bath & Beyond Inc.*	2,178,158

	Specialty Telecommunications (0.7%)
203,810	Citizens Communications Co.	2,761,626

	Steel (1.8%)
49,820	Nucor Corp.	2,938,882
97,340	United States Steel Corp.	4,122,349
		7,061,231
	Telecommunication Equipment (4.5%)
341,540	Corning, Inc.*	6,601,968
274,540	Motorola, Inc.	6,064,589
302,700	Nokia Corp. (ADR) (Finland)	5,118,657
		17,785,214
	Tobacco (1.0%)
53,560	Altria Group, Inc.	3,947,908

	Trucks/Construction/Farm Machinery (1.4%)
92,090	Caterpillar Inc.	5,410,288

	Total Common Stocks (Cost $204,518,257)	272,100,297

4

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Corporate Bonds (5.2%)
	Advertising/Marketing Services (0.0%)
$150	WPP Finance (UK) Corp. (United Kingdom)	5.875%	06/15/14	155,352

	Aerospace & Defense (0.2%)
150	Northrop Grumman Corp.	4.079	11/16/06	149,261
89	Raytheon Co.	6.15	11/01/08	92,599
20	Raytheon Co.	8.30	03/01/10	22,713
311	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664	09/15/13	333,883
				598,456

	Air Freight/Couriers (0.0%)
140	Fedex Corp.	2.65	04/01/07	136,104

	Airlines (0.1%)
355	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	366,909
125	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	126,428
				493,337

	Apparel/Footwear Retail (0.0%)
115	Limited Brands, Inc.	6.95	03/01/33	112,309

	Beverages: Alcoholic (0.1%)
205	FBG Finance Ltd.- 144A** (Australia)	5.125	06/15/15	201,484
215	Miller Brewing Co. - 144A**	4.25	08/15/08	212,088
				413,572

	Cable/Satellite TV (0.1%)
30	Comcast Cable Communications Inc.	6.75	01/30/11	32,294
25	Comcast Corp.	7.625	02/15/08	26,463
160	Cox Communications, Inc.	4.625	01/15/10	156,590
190	TCI Communications, Inc.	7.875	02/15/26	227,371
				442,718

	Chemicals: Major Diversified (0.0%)
105	ICI Wilmington Inc.	4.375	12/01/08	103,303

	Containers/Packaging (0.1%)
240	Sealed Air Corp. - 144A**	5.625	07/15/13	241,035

	Department Stores (0.1%)
275	May Department Stores Co., Inc.	5.95	11/01/08	283,692

	Drugstore Chains (0.1%)
455	CVS Corp.	5.625	03/15/06	457,138

	Electric Utilities (0.6%)
210	Arizona Public Service Co.	5.80	06/30/14	220,346
50	Arizona Public Service Co.	6.75	11/15/06	51,143
185	Carolina Power & Light Co.	5.125	09/15/13	186,580
115	CC Funding Trust I	6.90	02/16/07	118,228
90	Cincinnati Gas & Electric Co.	5.70	09/15/12	93,479
95	Consolidated Natural Gas Co. (Series A)	5.00	12/01/14	93,807
170	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	180,884
125	Consumers Energy Co. (Series H)	4.80	02/17/09	124,728
55	Detroit Edison Co. (The)	6.125	10/01/10	58,176

5

85	Entergy Gulf States, Inc.	3.60		06/01/08	81,667
130	Entergy Gulf States, Inc.	4.27	††	12/01/09	130,461
110	Exelon Corp.	6.75		05/01/11	118,047
260	FPL Group Capital Inc.	3.25		04/11/06	258,540
95	Pacific Gas & Electric Co.	6.05		03/01/34	99,178
45	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	43,751
125	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	126,101
60	South Carolina Electric & Gas Co.	5.30		05/15/33	59,361
40	Texas Eastern Transmission, LP	7.00		07/15/32	47,062
75	Wisconsin Electric Power Co.	3.50		12/01/07	73,262
					2,164,801

	Electrical Products (0.1%)
215	Cooper Industries Inc.	5.25		07/01/07	217,026

	Electronics/Appliances (0.0%)
110	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	108,571

	Finance/Rental/Leasing (0.4%)
150	CIT Group, Inc.	2.875		09/29/06	147,579
280	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	269,690
130	MBNA Corp.	6.125		03/01/13	138,904
255	MBNA Corp.	4.163	††	05/05/08	257,286
270	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	264,611
190	Residential Capital Corp. - 144A**	6.375		06/30/10	192,680
170	SLM Corp. (Series MTNA)	4.00		01/15/10	165,328
195	SLM Corp. (Series MTNA)	5.00		10/01/13	195,570
					1,631,648

	Financial Conglomerates (0.4%)
360	Chase Manhattan Corp.	6.00		02/15/09	373,490
125	CIT Group Inc. (Series MTN)	4.75		08/15/08	125,117
270	Citigroup Inc.	5.625		08/27/12	281,066
225	Citigroup Inc.	5.75		05/10/06	226,870
205	Citigroup Inc.	6.00		02/21/12	218,121
125	General Electric Capital Corp. (Series MTNA)	4.25		12/01/10	122,742
300	General Electric Capital Corp. (Series MTNA)	6.75		03/15/32	354,047
					1,701,453

	Gas Distributors (0.1%)
130	NiSource Finance Corp.	4.393	††	11/23/09	130,655
31	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	7.628		09/15/06	31,284
135	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	8.294		03/15/14	158,338
125	Sempra Energy	4.621		05/17/07	124,787
					445,064

	Home Furnishings (0.0%)
115	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	127,950

	Hotels/Resorts/Cruiselines (0.1%)
170	Hyatt Equities LLC - 144A**	6.875		06/15/07	173,369
315	Marriott International, Inc. (Series E)	7.00		01/15/08	329,719
					503,088

6

	Household/Personal Care (0.1%)
240	Clorox Co. (The)	3.982	††	12/14/07	240,528

	Industrial Conglomerates (0.0%)
135	Textron Financial Corp. (Series MTNE)	4.13		03/03/08	133,305

	Insurance Brokers/Services (0.2%)
500	Farmers Exchange Capital - 144A**	7.05		07/15/28	517,723
315	Marsh & McLennan Companies, Inc.	5.375		07/15/14	305,126
					822,849

	Investment Banks/Brokers (0.1%)
95	Goldman Sachs Group Inc. (The)	5.25		10/15/13	96,013
210	Goldman Sachs Group Inc. (The)	6.60		01/15/12	227,947
					323,960

	Major Banks (0.1%)
75	Bank of New York Co., Inc. (The)	5.20		07/01/07	75,801
115	HSBC Finance Corp.	6.75		05/15/11	125,223
					201,024

	Major Telecommunications (0.2%)
215	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75		06/15/30	278,408
210	France Telecom S.A. (France)	8.50		03/01/31	282,294
60	Sprint Capital Corp.	8.75		03/15/32	80,702
165	Telecom Italia Capital SpA - 144A** (Luxembourg)	4.00		01/15/10	158,589
130	Telecom Italia Capital SpA (Luxembourg)	4.00		11/15/08	126,934
					926,927

	Managed Health Care (0.1%)
150	WellPoint Health Networks Inc.	6.375		06/15/06	151,936
40	WellPoint Inc.	3.75		12/14/07	39,206
					191,142

	Medical Specialties (0.1%)
205	Baxter Finco BV - 144A** (Netherlands) (DD)	4.75		10/15/10	203,740

	Motor Vehicles (0.1%)
220	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	267,126
180	Ford Motor Credit Co.	7.38		10/28/09	174,020
					441,146

	Multi-Line Insurance (0.3%)
490	AIG Sun America Global Finance VI - 144A**	6.30		05/10/11	525,056
290	American General Finance Corp. (Series MTNF)	5.88		07/14/06	293,347
325	AXA Financial Inc.	6.50		04/01/08	339,396
25	Hartford Financial Services Group, Inc. (The)	2.38		06/01/06	24,667
45	International Lease Finance Corp.	3.75		08/01/07	44,286
125	Two-Rock Pass Through - 144A** (Bahamas)‡	4.72	††	12/31/49	124,264
					1,351,016

	Oil & Gas Production (0.1%)
185	Pemex Project Funding Master Trust	7.375		12/15/14	205,812
40	Pemex Project Funding Master Trust	8.00		11/15/11	45,640
170	Pemex Project Funding Master Trust	8.625		02/01/22	208,250
75	Pemex Project Funding Master Trust	9.125		10/13/10	87,938
					547,640

7

	Other Metals/Minerals (0.1%)
160	Brascan Corp. (Canada)	7.125		06/15/12	177,371

	Property - Casualty Insurers (0.3%)
300	Mantis Reef Ltd. - 144A** (Australia)	4.692		11/14/08	295,924
105	Platinum Underwriters Finance Inc. - 144A**	7.50		06/01/17	104,943
150	Platinum Underwriters Holdings, Ltd. - 144A**	6.371		11/16/07	151,322
210	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	210,330
285	XLLIAC Global Funding - 144A**	4.80		08/10/10	283,462
					1,045,981

	Publishing: Newspapers (0.1%)
180	Knight-Ridder, Inc.	5.75		09/01/17	178,376

	Pulp & Paper (0.0%)
140	Sappi Papier Holding AG - 144A** (Austria)	6.75		06/15/12	142,594

	Railroads (0.1%)
110	Burlington North Santa Fe Railway Co.	4.575		01/15/21	107,107
120	Norfolk Southern Corp.	7.35		05/15/07	124,899
75	Union Pacific Corp.	6.65		01/15/11	80,940
100	Union Pacific Corp. - 144A** (Series 2004-2)	5.214		09/30/14	100,920
60	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	62,529
					476,395

	Real Estate Development (0.1%)
505	World Financial Properties - 144A** (Series 1996 WFP- B)	6.91		09/01/13	536,726

	Real Estate Investment Trusts (0.1%)
260	EOP Operating L.P.	6.763		06/15/07	267,952

	Regional Banks (0.1%)
350	Marshall & Ilsley Bank (Series BKNT)	3.80		02/08/08	344,241

	Savings Banks (0.2%)
170	Household Finance Corp.	4.125		12/15/08	167,036
120	Household Finance Corp.	5.875		02/01/09	123,932
75	Household Finance Corp.	6.375		10/15/11	80,324
100	Household Finance Corp.	6.40		06/17/08	104,376
100	Sovereign Bank (Series CD)	4.00		02/01/08	98,885
165	Washington Mutual Bank	5.50		01/15/13	168,759
120	Washington Mutual Inc.	8.25		04/01/10	134,790
					878,102

	Tobacco (0.1%)
120	Altria Group, Inc.	7.00		11/04/13	131,552
140	Altria Group, Inc.	7.75		01/15/27	163,706
					295,258

	Trucks/Construction/Farm Machinery (0.1%)
55	Caterpillar Financial Services Corp. (Series MTNF)	3.63		11/15/07	54,009
270	Caterpillar Financial Services Corp. (Series MTNF)	3.89	††	08/20/07	270,519
					324,528

8

	Wireless Telecommunications (0.0%)
90	AT&T Wireless Services, Inc.	8.75		03/01/31	121,849

	Total Corporate Bonds (Cost $20,205,877)				20,509,267

	U.S. Government Obligations (8.8%)
	U.S. Treasury Bonds
2,850		6.125		08/15/29	3,470,656
500		6.375		08/15/27	619,766
2,875		8.125		08/15/19	3,926,059
3,100		8.125		08/15/21	4,324,258
	U.S. Treasury Notes
10,250		3.625		05/15/13	9,834,403
4,700		3.875		02/15/13	4,580,484
500		4.00		11/15/12	492,012
2,080		4.25		08/15/13	2,073,502
2,900		6.625		05/15/07	3,013,396
	U.S. Treasury Strips
4,750		0.00		02/15/25	1,928,130
1,250		0.00		02/15/27	464,226
445		0.00		02/15/25	179,613

	Total U.S. Government Obligations (Cost $34,188,098)				34,906,505

	Asset-Backed Securities (4.0%)
	Finance/Rental/Leasing
700	American Express Credit Account Master Trust 2001-2 A	5.53		10/15/08	704,296
500	American Express Credit Account Master Trust 2002-3 A	3.88	††	12/15/09	501,135
850	American Express Credit Account Master Trust 2003-3 A	3.88	††	11/15/10	852,638
280	Asset Backed Funding Certificates 2005-WF1 A2A	3.91	††	01/25/35	279,799
500	Banc of America Securities Auto Trust 2005-WF1 A3	3.99		08/18/09	495,762
81	Capital Auto Receivables Asset Trust 2003-2 A3A	1.44		02/15/07	80,873
350	Capital Auto Receivables Asset Trust 2003-3 A3B	3.85	††	01/15/08	350,438
500	Capital Auto Receivables Asset Trust 2005-1 A4	4.05		07/15/09	496,426
425	Caterpillar Financial Asset Trust 2005-A A3	3.90		02/25/09	421,096
915	Chase Credit Card Master Trust 2001-4 A	5.50		11/17/08	923,416
200	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	196,996
600	Citibank Credit Card Issuance Trust 2000-A1 A1	6.90		10/15/07	601,131
325	CNH Equipment Trust 2005-A A3	4.02		04/15/09	322,459
375	Daimler Chrysler Auto Trust 2005-B A3	4.04		09/08/09	372,425
319	Equifirst Mortgage Loan Trust 2005-1 A1	3.89	††	04/25/35	319,252
325	Ford Credit Auto Owner Trust 2005-B A3	4.17		01/15/09	323,486
400	GE Capital Credit Card Master Note Trust 2004-2 A	3.81	††	09/15/10	400,570
350	GE Dealer Floorplan Master Note Trust 2004-1 A	3.85	††	07/20/08	350,229
200	Harley-Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	199,444
600	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	590,593
350	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	346,343
250	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	247,900

9

425	Honda Auto Receivables Owner Trust 2005-3 A3	3.87		04/20/09	420,431
300	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	297,055
575	MBNA Credit Card Master Note Trust 2003-A3 A3	3.89	††	08/16/10	576,921
525	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	521,165
375	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	363,795
550	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	545,688
430	Novastar Home Equity Loan 2005-1 A2A	3.95	††	06/25/35	430,332
142	Residential Asset Securities Corp. 2004-KS8 AI1	3.99	††	10/25/22	141,675
125	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	125,098
650	USAA Auto Owner Trust 2004-2 A4	3.58		02/15/11	639,219
600	USAA Auto Owner Trust 2004-3 A3	3.16		02/17/09	591,618
375	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	371,823
350	Volkswagen Auto Lease Trust 2005-A A3	3.82		05/20/08	347,315
178	Wachovia Auto Owner Trust 2004-B A2	2.40		05/21/07	177,959
200	Wachovia Auto Owner Trust 2004-B A3	2.91		04/20/09	196,939
250	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	248,217
200	World Omni Auto Receivables Trust 2004-A A3	3.29		11/12/08	197,749

	Total Asset-Backed Securities (Cost $15,657,424)				15,569,706

	U.S. Government Agency - Mortgage-Backed Securities (2.0%)
	Federal Home Loan Mortgage Corp. PC Gold
6		6.50		05/01/29-12/01/31	6,524
159		7.50		01/01/30-08/01/32	168,692
348		8.00		01/01/30-12/01/30	371,166
	Federal Home Loan Mortgage Corp.
790		5.125		11/07/13	790,664
150		7.00		†	156,750
	Federal National Mortgage Assoc.
4		6.50		11/01/29	3,884
3,450		7.00		†	3,611,719
155		7.00		10/01/27-07/01/31	162,570
150		7.50		†	158,765
731		7.50		09/01/29-03/01/32	773,857
1,166		8.00		11/01/29-05/01/31	1,246,680
	Federal National Mortgage Assoc. ARM
513	DD	3.977		07/01/33	515,004

	Total U.S. Government Agency - Mortgage-Backed Securities (Cost $7,928,404)				7,966,275

	Collateralized Mortgage Obligation (0.2% )
550	Federal Home Loan Mortgage Corp.	3.98		09/25/45	549,995
1228	Federal National Mortgage Assoc. 2005 - 68 XI (IO)	6.00		08/25/35	288,302

	Collateralized Mortgage Obligations (Cost $755,520)				838,297

10

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Foreign Government Obligations (0.1%)
110	United Mexican States (Mexico) (Series MTNA)	8.00	09/24/22	133,925
200	United Mexican States (Mexico) (Series MTN)	8.30	08/15/31	250,500
105	United Mexican States (Mexico) (Series MTN)	8.375	01/14/11	121,013

	Total Foreign Government Obligations (Cost $468,991)			505,438

PRINCIPAL
AMOUNT IN
THOUSANDS				VALUE
	Short-Term Investments (a ) (11.8%)
	U.S. Government Agencies & Obligations
46,400	Federal National Mortgage Assoc.	3.50	10/03/05	46,390,978
100	U.S. Treasury Bills ***	3.35	01/12/06	99,060

	Total Short-Term Investments (Cost $46,490,019)			46,490,038

	Total Investments (Cost $330,212,590)(b) (c )		101.0%	398,885,823
	Liabilities in Excess of Other Assets		(1.0)	(4,201,344)

	Net Assets		100.0%	$394,684,479

ADR	American Depositary Receipt.
IO	Interest - Only security.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	A portion of this security has been physically segregated in connection with open futures contracts in an amount
	equal to $25,310.
‡	Foreign issued security with perpetual maturity.
†	Security was purchased on a forward commitment basis.
††	Variable rate security; rate shown is the rate in effect at September 30, 2005.
DD	Security purchased on a delayed delivery basis.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Securities have been designated as collateral in a amount equal to $20,308,442 in connection with securities
	purchased on a forward commitment basis, on a delayed delivery basis and open futures contracts.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
	The aggregate gross unrealized appreciation is $75,854,116 and the aggregate gross unrealized depreciation is
	$7,180,883, resulting in net unrealized appreciation of $68,673,233.

11

Futures Contracts Open at September 30, 2005:

				UNREALIZED
NUMBER OF	LONG/	DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
65	Long	U.S. Treasury Note 10 Year
		December 2005	$7,144,922	$(53,153)
38	Short	U.S. Treasury Note 5 Year
		December 2005	(4,060,656)	37,880
20	Short	U.S. Treasury Note 2 Year
		December 2005	(4,115,812)	28,261
2	Short	U.S. Treasury Bonds 20 Year
		December 2005	(228,813)	556

	Net unrealized appreciation			$13,544

12

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

November 21, 2005

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 21, 2005